UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2016

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 86.1%
Consumer Discretionary - 9.2%
Adidas AG	2,000	$164,000
Advance Auto Parts, Inc.	1,500	210,120
Carnival Corporation	4,500	220,950
CBS Corporation Class B	2,400	135,888
Coach, Inc.	4,000	143,560
Darden Restaurants, Inc.	3,600	233,244
D.R. Horton, Inc.	4,000	115,320
Garmin Ltd.	3,000	145,080
Home Depot, Inc.	1,100	134,211
Las Vegas Sands Corp.	2,600	150,488
L Brands, Inc.	2,800	202,132
M.D.C. Holdings, Inc.	8,200	194,422
Nissan Motor Co., Ltd.	14,200	288,402
Nordstrom, Inc.	3,900	202,800
Omnicom Group, Inc.	3,100	247,442
Penske Automotive Group, Inc.	4,200	187,950
The Gap, Inc.	8,700	240,033
Toyota Motor Corporation	2,000	231,320
Tupperware Brands Corporation	3,200	190,464
Walt Disney Company	1,300	120,497
Whirpool Corporation	1,300	194,766
WPP plc	1,100	119,317

		4,072,406

Consumer Staples - 8.5%
Anheuser-Busch InBev NV	1,100	127,039
British American Tobacco PLC	1,800	206,802
Bunge Ltd.	3,500	217,035
Coca-Cola European Partners PLC	5,600	215,264
ConAgra Foods, Inc.	3,700	178,266
Diageo Plc ADR	1,800	193,554
Imperial Brands PLC	4,500	217,575
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	149,040
Kraft Heinz Company	2,000	177,900
Marine Harvest ASA*	12,500	226,250
Mondelez International, Inc.	5,000	224,700
Nestle SA	2,500	181,613
Orkla ASA	28,500	268,470
PepsiCo, Inc.	1,200	128,640
Procter & Gamble Company	1,500	130,200
Reckitt Benckiser Group PLC	9,000	164,160
Sysco Corporation	4,000	192,480
Unilever PLC	4,800	200,016
Walgreens Boots Alliance, Inc.	1,800	148,914
Wal-Mart Stores, Inc.	3,000	210,060

		3,757,978

Energy - 3.5%
BP plc	5,750	204,413
Chevron Corporation	2,550	267,113
Helmerich & Payne, Inc.	3,000	189,330
Phillips 66	1,600	129,840
Schlumberger Ltd.	2,800	219,044
Spectra Energy Corp.	3,500	146,335
TransCanada Corp.	4,000	181,120
Valero Energy Corporation	3,700	219,188

		1,556,383

Financials - 17.5%
Aflac, Inc.	2,000	137,740
AIA Group Ltd.	4,600	116,748
Allianz SE	11,000	170,830
American International Group, Inc.	2,100	129,570
Ameriprise Financial, Inc.	2,100	185,619
Arthur J. Gallagher & Co.	4,100	197,743
Aviva plc ADR	15,000	163,800
AXA SA	8,700	196,533
BB&T Corporation	4,700	184,240
BlackRock, Inc.	500	170,620

Blue Capital Reinsurance Holdings Ltd.	11,891	210,471
Charles Schwab Corporation	5,000	158,500
CME Group, Inc.	2,600	260,260
Columbia Banking System, Inc.	6,200	204,724
Cullen/Frost Bankers, Inc.	3,000	227,970
Discover Financial Services	3,800	214,054
Eaton Vance Corp.	5,650	198,089
Federal Agricultural Mortgage Corporation	5,000	204,150
Glacier Bancorp, Inc.	7,000	197,820
Goldman Sachs Group, Inc.	750	133,680
Horace Mann Educators Corporation	5,800	208,510
ING Groep N.V.	13,000	170,430
Intercontinental Exchange, Inc.	450	121,676
Invesco Ltd.	7,800	219,102
JPMorgan Chase & Co.	3,500	242,410
Legg Mason, Inc.	6,000	172,320
M & T Bank Corp.	2,000	245,460
MetLife, Inc.	3,300	154,968
Mitsubishi UFJ Financial Group, Inc.	42,200	217,330
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	173,970
Nasdaq, Inc.	2,200	140,734
PNC Financial Services Group, Inc.	2,500	239,000
Principal Financial Group, Inc.	2,500	136,500
Prudential Financial, Inc.	1,800	152,622
Safety Insurance Group, Inc.	3,100	209,870
State Street Corporation	1,700	119,357
Sumitomo Mitsui Financial Group, Inc.	33,000	227,040
SunTrust Banks, Inc.	2,800	126,644
Trustmark Corporation	7,400	204,832
U.S. Bancorp	5,000	223,800
Wells Fargo & Company	2,800	128,828
Westpac Banking Corporation	11,800	273,760

		7,772,324

Health Care - 5.2%
Amgen, Inc.	800	112,928
Astrazeneca PLC	6,400	181,248
Becton, Dickinson and Company	950	159,515
Eli Lilly & Co.	2,700	199,368
Johnson & Johnson	1,300	150,787
Merck & Co., Inc.	4,500	264,240
Novartis AG	1,700	120,734
Pfizer, Inc.	5,900	187,089
Sanofi ADR	5,500	213,895
Stryker Corporation	1,100	126,885
Teva Pharmaceutical Industries Ltd.	4,800	205,152
Thermo Fisher Scientific, Inc.	800	117,624
UnitedHealth Group, Inc.	1,100	155,463
Zimmer Biomet Holdings, Inc.	1,000	105,400

		2,300,328

Industrials - 13.3%
Adient plc	238	10,831
Atlantia S.p.A.	13,500	164,430
Boeing Company	2,000	284,860
Brambles Limited	7,400	129,574
CSX Corporation	6,900	210,519
Cummins, Inc.	1,700	217,294
Dover Corporation	3,050	204,015
Experian PLC	14,100	271,707
FedEx Corporation	1,100	191,752
General Dynamics Corporation	1,300	195,962
Healthcare Services Group, Inc.	3,000	110,910
Honeywell International, Inc.	1,800	197,424
Illinois Tool Works, Inc.	1,300	147,641
Johnson Controls International plc	2,387	96,244
Koninklijke Philips Electronics N.V.	8,100	243,243
L-3 Communications Holdings, Inc.	800	109,552
Lockheed Martin Corporation	800	197,104
Macquarie Infrastructure Corporation	2,000	163,620
NIDEC CORPORATION	9,000	217,620
Nielsen Holdings PLC	3,500	157,570
Nippon Yusen Kabushiki Kaisha	45,000	184,500
Norfolk Southern Corp.	2,400	223,200
Owens Corning, Inc.	2,400	117,072
Republic Services, Inc.	4,300	226,309
Royal Mail plc	17,000	202,470
Schneider Electric SE	19,900	266,461

Siemens AG	1,100	125,015
Smiths Group plc	8,800	154,176
Union Pacific Corporation	1,300	114,634
United Parcel Service, Inc.	1,925	207,438
United Technologies Corporation	3,300	337,260
Vinci SA	10,600	192,072

		5,872,479

Information Technology - 14.2%
Activision Blizzard, Inc.	3,500	151,095
Analog Devices, Inc.	3,400	217,940
Applied Materials, Inc.	6,000	174,480
ASML Holding N.V.	1,500	158,430
AU Optronics Corp.	57,000	215,460
Broadcom Limited	1,000	170,280
Broadridge Financial Solutions, Inc.	2,200	142,252
CA, Inc.	4,000	122,960
Cisco Systems, Inc.	5,500	168,740
Corning, Inc.	6,000	136,260
Electrocomponents plc	60,400	275,424
FLIR Systems, Inc.	7,000	230,440
Infineon Technologies AG	8,000	143,840
International Business Machines, Inc.	1,500	230,535
Intersil Corporation	10,000	220,800
Intel Corporation	3,400	118,558
Lam Research Corporation	2,000	193,720
Linear Technology Corporation	3,200	192,192
MasterCard, Inc.	1,400	149,828
Maxim Integrated Products, Inc.	5,800	229,854
Microchip Technology, Inc.	2,200	133,210
Microsoft Corporation	2,500	149,800
NetEase, Inc.	700	179,893
NICE Ltd.	2,650	176,146
Paychex, Inc.	3,500	193,200
QUALCOMM, Inc.	3,600	247,392
SAP SE	2,300	202,032
Taiwan Semiconductor Manufacturing Company Ltd.	8,500	264,350
Tessera Technologies, Inc.	6,500	241,150
Texas Instruments, Inc.	2,200	155,870
Total System Services, Inc.	4,500	224,460
Visa, Inc.	1,600	132,016
Western Digital Corporation	3,700	216,228
Xilinx, Inc.	2,500	127,175

		6,286,010

Materials - 5.4%
Air Products and Chemicals, Inc.	2,000	266,840
BASF SE	1,600	141,088
Dow Chemical Company	3,925	211,204
Greif, Inc.	4,200	196,812
International Paper Company	5,800	261,174
Koninklijke DSM NV	2,600	167,232
LyondellBasell Industries NV	2,000	159,100
Packaging Corporation of America	2,500	206,250
Scotts Miracle-Gro Company (The)	2,500	220,225
Syngenta AG ADS	2,450	197,029
Vulcan Materials Company	1,350	152,820
WestRock Company	4,500	207,855

		2,387,629

Real Estate Investment Trusts - 3.0%
Alexander’s, Inc.	500	192,135
Camden Property Trust	2,500	203,600
Colony Capital, Inc.	8,000	152,080
National Health Investors, Inc.	2,700	204,552
OMEGA Healthcare Investors, Inc.	6,000	190,980
Pennsylvania Real Estate Investment Trust	8,700	169,737
Provident Financial Services, Inc.	10,000	226,900

		1,339,984

Telecommunication Services - 3.8%
A T & T, Inc.	6,500	239,135
BCE, Inc.	4,650	211,296
BT Group PLC	8,000	185,120
Nippon Telegraph & Telephone Corporation	4,600	204,194
NTT DOCOMO, Inc. ADR	11,000	276,540
Orange SA	13,000	204,100
Rogers Communications, Inc.	4,800	193,104
SoftBank Corp.	2,600	162,812

		1,676,301

Utilities - 2.5%
AES Corporation	18,000	211,860
Enagas SA	10,700	152,475
National Grid PLC	3,000	196,260
Snam S.p.A.	20,000	105,400
Veolia Environnement SA	9,000	196,470
WEC Energy Group, Inc.	3,900	232,908

		1,095,373

TOTAL COMMON STOCKS		38,117,195

INVESTMENT COMPANIES - 15.0%
Business Development Companies - 0.4%
Monroe Capital Corporation	13,000	192,530

Exchange Traded Funds - 3.5%
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	6,500	129,675
iShares MSCI EAFE ETF	2,700	156,114
iShares MSCI EAFE Value ETF	4,600	212,612
Schwab International Equity ETF	9,000	253,350
Schwab International Small-Cap Equity ETF	7,000	208,110
Vanguard FTSE All World ex-U.S. ETF	3,500	156,310
Vanguard FTSE Developed Markets ETF	6,000	219,060
WisdomTree Europe SmallCap Dividend Fund	3,700	197,432

		1,532,663

Money Market Funds - 11.1%
Federated Government Obligations Fund	4,916,242	4,916,242

TOTAL INVESTMENT COMPANIES		6,641,435

TOTAL INVESTMENTS - 101.1% (cost $37,893,210)		44,758,630
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.1%		(507,789)

Net Assets - 100.0%		$44,250,841

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS - 87.9%
Consumer Discretionary - 17.9%
Amazon, Inc.*	370	$292,233
Amer Sports Oyj	8,600	234,178
ASOS PLC*	8,000	518,640
Autoliv, Inc.	2,500	241,950
AutoZone, Inc.*	420	311,707
Christian Dior SA	1,380	266,299
Drew Industries, Inc.	3,500	313,425
Fuji Heavy Industries Ltd.	16,000	311,040
Hermes International	875	354,611
Lear Corporation	3,000	368,340
Liberty Broadband Corporation Class A*	5,300	344,235
Liberty Broadband Corporation Class C*	5,300	353,245
Liberty SiriusXM Group Class A*	7,200	239,544
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	222,000
Liberty Ventures Series A*	4,637	185,016
LKQ Corporation*	10,000	322,800
Lowe’s Companies, Inc.	3,600	239,940
LVMH Moet Hennessey Louis Vuitton SA	6,200	225,680
Naspers Limited	20,000	338,000
Nike, Inc. Class B	4,900	245,882
Nitori Holdings Co., Ltd.	3,500	419,685
NVR, Inc.*	200	304,600
O’Reilly Automotive, Inc.*	1,000	264,440
Panasonic Corporation	30,000	300,900
Panera Bread Co.*	1,600	305,216
Publicis Groupe SA	10,500	180,600
RELX NV	16,918	284,392
SEB S.A.	1,400	206,066
Sekisui Chemical Co., Ltd.	21,000	331,590
Starbucks Corporation	6,400	339,648
Starz - A*	8,000	251,680
Thor Industries, Inc.	4,000	317,240
TripAdvisor, Inc.*	2,900	186,992
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,350	328,509
Valeo SA	11,400	328,548
Wolters Kluwer NV	7,500	290,213
Yue Yuen Industrial (Holdings) Limited	14,500	271,745

		10,840,829

Consumer Staples - 3.8%
Compania Cervecerias Unidas S.A.	13,000	279,500
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	258,309
Henkel AG & KGaA	3,400	374,442
L’Oreal SA	7,000	250,740
Nestle SA ADR	2,900	210,671
Pernod Ricard SA	11,000	260,040
Remy Cointreau SA	4,100	332,674
Shiseido Company, Limited	12,500	323,125

		2,289,501

Energy - 1.0%
Phillips 66	3,200	259,680
Transportadora de Gas del Sur S.A.	46,000	333,500

		593,180

Financials - 10.1%
AIA Group Ltd.	10,000	253,800
Allied World Assurance Comapny Holdings Ltd.	6,000	257,880
Ameriprise Financial, Inc.	3,000	265,170
Aon plc	3,400	376,822
Aspen Insurance Holdings Ltd.	6,700	323,275
Axis Capital Holdings Ltd.	5,000	284,850
Bank of Communications Co. Ltd.	375,000	285,000
Brookfield Asset Management, Inc.	9,000	315,180
Brookfield Business Partners L.P.	180	4,180
Chubb Limited	2,500	317,500
Cresud S.A.*	17,000	297,500
Evercore Partners, Inc. Class A	5,000	268,750
Hanover Insurance Group, Inc.	4,000	304,760

Henderson Land Development Company Limited	45,375	266,578
Itau CorpBanca	20,000	270,000
Markel Corp.*	400	350,972
Moody’s Corp.	2,500	251,300
Noah Holdings Ltd.*	9,500	223,820
Ping An Insurance (Group) Company of China Limited	23,000	243,915
Sampo Oyj	10,600	242,634
Tokio Marine Holdings, Inc.	7,800	308,724
Washington Federal, Inc.	14,800	403,300

		6,115,910

Health Care - 9.7%
Alere, Inc.*	14,500	647,860
Allergan plc*	1,100	229,834
BioMerieux	2,200	320,782
Celgene Corporation*	2,100	214,578
Centene Corporation*	5,000	312,400
China Medical System Holdings Ltd.	120,000	187,200
Dentsply Sirona, Inc.	5,079	292,398
Essilor International SA	4,200	236,208
Express Scripts Holding Company*	3,600	242,640
Flamel Technologies S.A.*	25,000	270,000
Fresenius Medical Care AG & Co. KGaA	6,800	275,944
Genmab A/S*	2,600	429,104
ICON PLC*	4,100	329,148
Prestige Brands Holdings, Inc.*	6,800	307,904
Regeneron Pharmaceuticals, Inc.*	700	241,514
Roche Holding AG	9,200	263,810
Sinopharm Group Co.	60,500	294,635
STERIS Corporation	4,500	300,690
UCB SA	2,800	189,672
Zeltiq Aesthetics, Inc.*	8,500	281,350

		5,867,671

Industrials - 15.2%
Aircastle Ltd.	14,000	287,700
Allegion PLC	5,100	325,584
Assa Abloy AB	27,300	246,792
Copart, Inc.*	7,000	367,290
Danaher Corporation	3,100	243,505
Fortune Brands Home & Security, Inc.	6,500	355,095
Fujitec Co., Ltd.	17,500	201,250
Gamesa Corporacion Tecnologica, S.A.	14,000	323,960
GEA Group AG	6,700	258,989
Herman Miller, Inc.	12,800	355,840
Hexcel Corp.	5,900	268,391
IDEX Corporation	3,300	285,252
IMCD Group NV	4,500	194,715
Jardine Matheson Holdings Limited	5,500	333,025
KION Group AG	6,400	386,688
Makita Corporation	4,700	326,509
Masco Corporation	9,200	284,096
Quanex Building Products Corporation	14,000	228,200
Rockwell Collins, Inc.	3,400	286,688
Secom Co. Ltd.	16,000	288,240
SGS SA	11,300	228,147
SMC Corporation	1,000	290,850
Teledyne Technologies, Inc.*	3,000	323,040
Toro Company	6,500	311,220
Universal Forest Products, Inc.	4,000	343,960
U.S. Ecology, Inc.	6,500	274,625
Viad Corp.	10,000	415,000
Wabash National Corporation*	24,000	270,000
Wabtec Corp.	3,600	278,316
Waste Connnections, Inc.	4,000	300,840
Woodward, Inc.	5,500	324,390

		9,208,197

Information Technology - 21.5%
Accenture plc	2,500	290,600
Adobe Systems, Inc.*	2,800	301,028
Alphabet, Inc. Class A*	250	202,475
Alphabet, Inc. Class C*	250	196,135
Amadeus IT Group SA	6,100	288,408
Amdocs Ltd.	5,000	292,250
Apple, Inc.	2,500	283,850
Automatic Data Processing, Inc.	3,500	304,710
Cadence Design Systems, Inc.*	14,300	365,794
Cardtronics plc*	6,500	325,000

CDK Global, Inc.	5,500	300,355
CDW Corporation of Delaware	8,000	359,280
CommerceHub, Inc. Class A*	15,463	232,254
CommerceHub, Inc. Class C*	17,927	269,801
Convergys Corporation	12,000	350,400
Criteo SA*	7,000	253,050
Electronic Arts, Inc.*	4,500	353,340
Ellie Mae, Inc.*	3,500	370,615
Facebook, Inc.*	2,500	327,475
Factset Research Systems, Inc.	2,000	309,440
Fidelity National Information Services, Inc.	4,000	295,680
Gartner, Inc.*	3,000	258,120
Genpact Limited*	12,000	275,880
Harris Corp.	3,600	321,156
Hexagon AB	7,450	260,974
Infosys Limited	14,000	213,640
Intel Corporation	8,400	292,908
Intuit, Inc.	3,000	326,220
Juniper Networks, Inc.	10,000	263,400
Littlefuse, Inc.	2,700	376,650
Murata Manufacturing Company Ltd.	9,000	300,690
Nintendo Co., Ltd.	8,000	240,720
Oracle Corp.	6,200	238,204
Palo Alto Networks, Inc.*	1,600	246,128
PTC, Inc.*	6,500	308,360
SAP SE	3,400	298,656
Silicon Motion Technology Corporation	7,300	296,453
Synchronoss Technologies, Inc.*	5,000	183,550
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	311,000
Take-Two Interactive Software, Inc.*	9,000	399,510
Tokyo Electron Limited	16,500	370,920
U-Blox AG*	1,300	245,726
Ultimate Software Group, Inc.*	1,500	316,485
Vantiv, Inc.*	6,500	379,340

		12,996,630

Materials - 4.9%
Agrium, Inc.	2,500	229,550
Braskem S.A.	21,000	372,750
FMC Corp.	6,000	281,340
Givaudan SA	7,100	274,309
Hitachi Metals Ltd.	15,500	194,060
NewMarket Corp.	600	240,546
Novozymes A/S	5,700	210,701
PPG Industries, Inc.	2,600	242,138
Steel Dynamics, Inc.	11,100	304,806
Stora Enso Oyj	28,000	263,200
Symrise AG	18,500	316,443

		2,929,843

Telecommunication Services - 2.3%
Chunghwa Teleccom Co., Ltd.	8,500	290,275
KDDI Corporation	12,000	365,400
Telecom Argentina SA	16,000	301,120
T-Mobile US, Inc.*	8,300	412,759

		1,369,554

Utilities - 1.5%
Centrais Eletricas Brasileiras S.A.	60,000	443,400
Enersis Americas SA	21,000	182,070
Ormat Technologies, Inc.	6,300	303,849

		929,319

TOTAL COMMON STOCKS		53,140,634

INVESTMENT COMPANIES - 12.6%
Exchange Traded Funds - 10.0%
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	255,860
First Trust Europe AlphaDEX Fund	9,000	257,130
First Trust Switzerland AlphaDEX Fund	7,000	278,670
Global X MSCI Argentina ETF	13,000	309,400
Guggenheim China All-Cap ETF	9,000	236,880
iShares Core MSCI Emerging Markets ETF	5,500	248,270
iShares Latin American 40 ETF	12,000	372,840
iShares MSCI Brazil Capped ETF	9,000	339,840
iShares MSCI EAFE Growth ETF	3,500	228,620
iShares MSCI EAFE Small Cap ETF	5,500	279,950
iShares Edge MSCI Min Vol Emerging Markets ETF	4,700	248,301

iShares MSCI India ETF	8,400	243,936
iShares MSCI Israel Capped ETF	5,100	236,946
iShares MSCI Japan Small Cap ETF	4,500	293,085
iShares MSCI Kokusai ETF	4,600	243,488
iShares MSCI Thailand Capped ETF	3,000	216,090
Schwab Emerging Markets Equity ETF	13,300	307,629
Vanguard FTSE All World ex-U.S. ETF	7,700	343,882
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,700	357,383
Vanguard FTSE Europe ETF	4,500	211,545
Vanguard MSCI Pacific ETF	4,000	240,080
WisdomTree International SmallCap Dividend Fund	4,500	270,450

		6,020,275

Money Market Funds - 2.6%
Federated Government Obligations Fund	1,604,421	1,604,421

TOTAL INVESTMENT COMPANIES		7,624,696

TOTAL INVESTMENTS - 100.5% (cost $44,643,025)		60,765,330
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.5%		(293,063)

Net Assets - 100.0%		$60,472,267

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2016

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 16.4%
Consumer Discretionary - 0.3%
McDonald’s Corporation	9,000	$1,013,130
Walt Disney Company	10,700	991,783

		2,004,913

Energy - 0.4%
Chevron Corporation	10,000	1,047,500
ConocoPhillips	22,000	955,900
Schlumberger Ltd.	13,000	1,016,990

		3,020,390

Financials - 1.8%
BGC Partners, Inc. Class A	650,000	5,583,500
Compass Diversified Holdings	150,000	2,745,000
Ellington Financial LLC	220,000	3,489,200
Wells Fargo & Company	22,000	1,012,220

		12,829,920

Industrials - 0.3%
FedEx Corporation	5,700	993,624
Honeywell International, Inc.	9,500	1,041,960

		2,035,584

Information Technology - 0.6%
Apple, Inc.	8,700	987,798
Cisco Systems, Inc.	35,000	1,073,800
Microsoft Corporation	17,000	1,018,640
Skyworks Solutions, Inc.	14,000	1,077,160

		4,157,398

Materials - 0.3%
Dow Chemical Company	20,000	1,076,200
Monsanto Company	10,000	1,007,700

		2,083,900

Real Estate Investment Trusts - 10.2%
A G Mortgage Investment Trust, Inc.	445,000	6,910,850
Apollo Commercial Real Estate Finance, Inc.	250,000	4,230,000
Ares Commercial Real Estate Corp.	35,000	459,200
Blackstone Mortgage Trust, Inc. - Class A	470,000	14,194,000
Crown Castle International Corp.	25,000	2,274,750
Independence Realty Trust, Inc.	160,000	1,332,800
Invesco Mortgage Capital, Inc.	320,000	4,777,600
Ladder Capital Corp.	95,000	1,204,600
MTGE Investment Corp.	170,000	2,898,500
New Residential Investment Corp.	510,000	7,119,600
PennyMac Mortgage Investment Trust	520,000	7,914,400
Starwood Property Trust, Inc.	70,000	1,556,800
Two Harbors Investment Corp.	1,570,000	13,078,100
ZAIS Financial Corp.	315,000	4,221,000

		72,172,200

Telecommunication Services - 2.5%
AT&T, Inc.	204,800	7,534,592
Frontier Communications Corporation	900,000	3,618,000
Verizon Communications, Inc.	137,400	6,608,940

		17,761,532

TOTAL COMMON STOCKS		116,065,837

CORPORATE BONDS & NOTES - 39.0%
Basic Materials - 2.6%
Blue Cube Spinco, Inc., 9.75%, due 10/15/2023	$1,000,000	1,180,000
Carpenter Technology Corp., 5.2%, due 7/15/2021	$1,000,000	1,035,401
Eldorado Gold Corp., 6.125%, due 12/15/2020	$1,200,000	1,218,000
FMG Resources August 2006 Pty. Ltd., 9.75%, due 3/1/2022	$2,500,000	2,912,500
IAMGOLD Corporation, 6.75%, due 10/1/2020	$2,500,000	2,462,500
INVISTA Finance LLC, 4.25%, due 10/15/19	$3,666,000	3,693,088
Kinross Gold Corporation, 5.95%, due 3/15/2024	$2,500,000	2,637,500
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$2,000,000	2,070,000
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	833,375
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	138,000

		18,180,364

Business Development Companies - 0.8%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	50,000	1,268,000
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	20,000	512,600
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	117,823	2,949,110
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	44,489	1,128,686

		5,858,396

Communications - 2.8%
Avanti Communications Group PLC, 10%, due 10/1/2019	$2,675,000	2,099,875
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	4,091,500
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,337,500
Frontier Communications Corp., 11%, due 9/15/2025	$3,000,000	3,082,950
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	990,000
SFR Group SA, 6%, due 5/15/2022	$2,550,000	2,624,129
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,115,000
Sprint Communications, Inc., 6%, due 12/1/2016	$500,000	501,250
Sprint Corporation, 7.25%, due 9/15/2021	$2,000,000	2,052,500

		19,894,704

Consumer Cyclical - 2.9%
Adient Global Holdings Ltd., 4.875%, due 8/15/2026	$1,750,000	1,725,675
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, due 5/20/2022	$200,000	211,500
Gap, Inc./The, 5.95%, due 4/12/2021	$1,000,000	1,073,582
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	742,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	3,112,560
Greektown Holdings LLC, 8.875%, due 3/15/2019	$2,000,000	2,125,000
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$4,120,000	4,035,025
Minerva Overseas Ltd., 9.5%, due 2/1/2017	$495,000	499,950
Tam Capital, Inc., 7.375%, due 4/25/2017	$750,000	761,325
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	5,012,500
UAL 2009-1 Pass Through Trust, 10.4%, due 11/1/2016	$1,177,000	1,182,108

		20,481,725

Consumer Non-cyclical - 3.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$2,100,000	2,152,500
CHS/Community Health Systems, Inc., 5.125%, due 8/15/2018	$1,000,000	991,350
CHS/Community Health Systems, Inc., 8%, due 11/15/2019	$2,500,000	2,212,500
CHS/Community Health Systems, Inc., 5.125%, due 8/1/2021	$1,800,000	1,683,000
Endo Finance LLC/Endo Finco, Inc., 7.25%, due 1/15/2022	$1,700,000	1,619,250
Hertz Corporation, 7.375%, due 1/15/2021	$500,000	516,250
HRG Group, Inc., 7.75%, due 1/15/2022	$2,000,000	2,095,000
JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 6/1/2021	$1,701,000	1,752,030
Minerva Luxembourg SA, 8.75%, due 12/29/2049	$1,000,000	1,023,750
Rent-A-Center, Inc., 6.625%, due 11/15/2020	$500,000	455,000
Smithfield Foods, Inc., 6.625%, due 8/15/2022	$250,000	264,688
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$2,000,000	1,595,000
SUPERVALU, Inc. 6.75%, due 6/1/2021	$1,928,000	1,947,280
Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/2018	$2,503,000	2,455,443
Valeant Pharmaceuticals International, Inc., 6.375%, due 10/15/2020	$2,445,000	2,121,038

		22,884,079

Energy - 4.2%
Citgo Holding, Inc., 10.75%, due 2/15/2020	$1,000,000	1,022,875
CITGO Petroleum Corp., 6.25%, due 8/15/2022	$526,000	540,465
Continental Resources, Inc., 7.125%, due 4/1/2021	$200,000	207,310
Diamond Offshore Drilling, Inc., 5.875%, due 5/1/2019	$500,000	521,975
Freeport-McMoran Oil & Gas LLC, 6.625%, due 5/1/2021	$500,000	512,500
Freeport-McMoran Oil & Gas LLC, 6.75%, due 2/1/2022	$1,250,000	1,284,375
Freeport-McMoran Oil & Gas LLC, 6.875%, due 2/15/2023	$1,689,000	1,760,783
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$910,000	944,484
Midcontinent Express Pipeline LLC, 6.7%, due 9/15/2019	$500,000	525,000
NGPL PipeCo LLC, 9.625%, due 6/1/2019	$1,200,000	1,266,000
Northern Tier Energy LLC, 7.125%, due 11/15/2020	$3,379,000	3,471,923
NuStar Logistics LP, 4.8%, due 9/1/2020	$800,000	814,000
NuStar Logistics LP, 4.75%, due 2/1/2022	$576,000	578,880
NuStar Logistics LP, 7.625% Jr. Subordinated Notes, due 1/15/2043	54,000	1,382,940
PBF Holding Company LLC, 8.25%, due 2/15/2020	$2,950,000	3,023,750
Regency Energy Partners LP, 6.5%, due 7/15/2021	$715,000	739,939
Regency Energy Partners LP, 5.5%, due 4/15/2023	$1,010,000	1,041,065
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	21,040	483,289
Spectra Energy Capital LLC, 6.75%, due 2/15/2032	$1,000,000	1,140,521
Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	$3,500,000	3,666,250
Western Refining, Inc., 6.25%, due 4/1/2021	$913,000	924,413
Williams Partners LP/ACMP Finance Corp., 6.125%, due 7/15/2022	$2,997,000	3,111,890
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$500,000	513,194

		29,477,821

Financial - 7.6%
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$3,200,000	3,272,000
Alliance Data Systems Corp., 5.375%, due 8/1/2022	$30,000	29,025

Allstate Corporation, 6.125%, due 5/15/2037	$500,000	493,750
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$2,216,000	2,326,800
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	177,746	4,212,580
Athene Global Funding, 2.875%, due 10/23/2018	$300,000	301,272
B. Riley Financial, Inc., 7.5% Senior Notes, due 10/31/2021	20,000	494,400
Care Capital Properties LP, 5.125%, due 8/15/2016	$500,000	496,753
Chubb Corp., 6.375%, due 4/15/2037	$1,910,000	1,804,950
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,827,500
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	66,990	1,707,575
Fly Leasing Limited., 6.375%, due 10/15/2021	$3,000,000	3,082,500
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$2,495,000	2,058,375
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	13,175	337,223
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/28/2020	$400,000	396,528
Highmark, Inc., 4.75%, due 5/15/2021	$1,000,000	1,028,430
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	6,531,250
Icahn Enterprises LP, 4.875%, due 3/15/2019	$1,500,000	1,500,750
Icahn Enterprises LP, 6%, due 8/1/2020	$600,000	592,500
ILFC E-Capital Trust 1, Floating Rate, due 12/21/2065	$1,390,000	1,112,000
Jefferies Finance LLC, 7.375%, due 4/1/2020	$1,000,000	997,500
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$2,000,000	2,064,000
KCG Holdings, Inc., 6.875%, due 3/15/2020	$3,570,000	3,507,525
Ladder Capital Finance Holdings LLLP, 7.375%, due 10/1/2017	$500,000	508,750
Medley LLC, 6.875% Senior Notes, due 8/15/2026	35,200	853,248
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$2,000,000	1,885,630
Progressive Corporation, 6.7%, due 6/15/2037	$2,850,000	2,821,500
PRA Group, Inc., 3%, due 8/1/2020	$500,000	450,938
Prudential Financial, Inc., 5.875%, due 9/15/2042	$1,000,000	1,096,250
Royal Bank of Scotland Group PLC, 7.5%, due 12/29/2049	$2,500,000	2,300,000
Royal Bank of Scotland Group PLC, 8%, due 12/29/2049	$500,000	476,250
Wachovia Capital Trust III, Floating Rate, due 3/29/2049	$1,000,000	1,002,500
Wells Fargo & Company, 7.98%, due 3/29/2049	$1,500,000	1,565,625

		54,135,877

Industrial - 1.7%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,025,000	912,250
Harsco Corporation, 5.75%, due 5/15/2018	$2,400,000	2,568,000
Intelsat Jackson Holdings SA, 8%, due 2/15/2024	$1,000,000	1,010,000
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,307,500
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$2,600,000	2,411,500
Techniplas LLC, 10%, due 5/1/2020	$750,000	639,375
Teekay Corporation, 8.5%, due 1/15/2020	$1,000,000	915,000

		11,763,625

Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	979,825
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	1,030,516
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,381,800
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	749,070

		4,141,211

Structured Notes - 10.0%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,100,000	3,909,760
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,009,170
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,100,000	2,050,230
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	100,430
Credit Suisse AG, 10.25% Contingent Coupon Callable Yield Notes, due 8/31/2017	$100,000	99,820
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,884,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,365,000	4,244,090
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,972,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,848,000
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,892,000
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,634,900
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	3,991,050
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,898,000
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,855,400

Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,702,250
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,127,500
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,310,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,006,600
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,256,350
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,744,100
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,873,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,890,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,890,800
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$3,000,000	2,671,500
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	2,911,040
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$3,100,000	2,824,100

		70,596,890

Technology - 2.6%
Broadcom Corporation, 2.7%, due 11/1/2018	$100,000	99,776
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, due 6/15/2021	$2,000,000	2,108,726
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$800,000	857,854
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, due 11/15/2024	$2,000,000	2,005,000
Micron Technology, Inc., 5.25%, due 8/1/2023	$3,000,000	2,955,000
Micron Technology, Inc., 7.5%, due 9/15/2023	$3,000,000	3,318,750
Qorvo, Inc., 7%, due 12/1/2025	$500,000	550,000
Seagate HDD Cayman, 4.75%, due 1/1/2025	$500,000	476,813
Western Digital Corporation, 7.375%, due 4/1/2023	$500,000	548,125
Western Digital Corporation, 10.5%, due 4/1/2024	$4,500,000	5,208,750

		18,128,794

Utilities - Less Than 0.05%
Allegheny Energy Supply Co. LLC, 5.75%, due 10/15/2019	$40,000	39,520

TOTAL CORPORATE BONDS & NOTES		275,583,006

INVESTMENT COMPANIES - 44.4%
Business Development Companies - 15.9%
Ares Capital Corporation	1,690,000	25,857,000
Fidus Investment Corp.	355,000	5,317,900
FS Investment Corporation	770,000	7,392,000
Goldman Sachs BDC, Inc.	360,000	7,948,800
Golub Capital BDC, Inc.	360,000	6,372,000
Hercules Capital, Inc.	570,000	7,814,700
Main Street Capital Corporation	160,000	5,369,600
Medley Capital Corp.	400,248	3,017,870
New Mountain Finance Corporation	530,000	7,049,000
Solar Capital Ltd.	1,010,000	20,321,200
Solar Senior Capital Ltd.	20,000	310,000
TCP Capital Corp.	422,000	6,747,780
TPG Specialty Lending, Inc.	469,500	8,413,440
TriplePoint Venture Growth BDC Corp.	35,000	374,850

		112,306,140

Closed End Funds - Equity - 0.2%
Tri-Continental Corporation	70,239	1,469,400

Closed End Funds - Fixed Income - 13.7%
Apollo Senior Floating Rate Fund, Inc.	160,000	2,675,200
Apollo Tactical Income Fund, Inc.	60,000	912,600
Ares Dynamic Credit Allocation Fund	124,150	1,825,005
Avenue Income Credit Strategies Fund	90,000	1,134,000
BlackRock Corporate High Yield Fund, Inc.	435,000	4,576,200
BlackRock Credit Allocation Income Trust	90,000	1,158,300
BlackRock Debt Strategies Fund, Inc.	1,000,000	3,620,000
BlackRock Floating Rate Income Strategies Fund, Inc.	185,000	2,549,300
BlackRock Global Floating Rate Income Trust Fund	202,509	2,750,072
BlackRock Limited Duration Income Trust	311,104	4,700,781
BlackRock Multi-Sector Income Trust	240,000	4,022,400
Diversified Real Asset Income Fund	80,000	1,302,400
DWS Multi-Market Income Trust	205,019	1,734,461
Eaton Vance Floating-Rate Income Plus Fund	57,180	903,444

Eaton Vance Floating-Rate Income Trust	232,600	3,354,092
Eaton Vance Limited Duration Income Fund	290,000	3,857,000
Eaton Vance Senior Income Trust	390,000	2,492,100
First Trust Senior Floating Rate Income Fund II	87,900	1,198,077
Invesco Dynamic Credit Opportunities Fund	420,000	4,905,600
Invesco High Income Trust II	20,000	286,200
Invesco Senior Income Trust	142,347	624,903
Ivy High Income Opportunity Fund	160,000	2,264,000
KKR Income Opportunities Fund	33,900	531,552
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,403,270
New America High Income Fund, Inc.	355,000	3,202,100
Nuveen Credit Strategies Income Fund	520,000	4,378,400
Nuveen Flexible Investment Fund	11,600	191,980
Nuveen Floating Rate Income Fund	265,000	2,954,750
Nuveen Floating Rate Income Opportunity Fund	233,915	2,652,596
Nuveen Global High Income Fund	150,000	2,353,500
Nuveen Senior Income Fund	435,000	2,831,850
Nuveen Short Duration Credit Opportunities Fund	87,091	1,437,002
Pioneer Diversified High Income Trust	75,000	1,199,250
Pioneer Floating Rate Trust	222,451	2,627,146
Prudential Global Short Duration High Yield Fund, Inc.	290,485	4,275,939
Prudential Short Duration High Yield Fund, Inc.	320,000	4,905,600
Wells Fargo Advantage Income Opportunities Fund	181,614	1,483,786
Western Asset Corporate Loan Fund, Inc.	72,900	780,030
Western Asset Global Corporate Defined Opportunity Fund, Inc.	75,122	1,306,372
Western Asset Global High Income Fund, Inc.	77,377	766,806
Western Asset High Income Fund II, Inc.	14,600	103,222
Western Asset High Income Opportunity Fund, Inc.	210,000	1,041,600
Western Asset High Yield Defined Opportunity Fund, Inc.	168,878	2,533,170

		96,806,056

Exchange Traded Funds - 4.4%
AdvisorShares Newfleet Multi-Sector Income ETF	30,000	1,466,700
iShares U.S. Preferred Stock ETF	50,000	1,947,500
PIMCO Total Return Active ETF	60,000	6,416,100
PowerShares Financial Preferred Portfolio	250,000	4,707,500
PowerShares Preferred Portfolio	510,000	7,639,800
SPDR DoubleLine Total Return Tactical ETF	180,000	8,976,600

		31,154,200

Money Market Funds - 5.7%
Federated Government Obligations Fund	40,781,074	40,781,074

Open End Funds - Equity - 4.5%
API Short Term Bond Fund	2,671,190	11,058,728
Yorktown Mid Cap Fund	1,000,000	10,040,000
Yorktown Small Cap Fund	1,002,004	10,531,062

		31,629,790

TOTAL INVESTMENT COMPANIES		314,146,660

PREFERRED STOCKS - 2.8%
Financial - 0.8%
Arch Capital Group Ltd., 5.25% Preferred Series E	10,000	243,800
Ares Management L.P., 7% Preferred Series A	20,000	518,600
Aspen Insurance Holdings Ltd., 5.625% Preferred	10,000	255,700
CYS Investments, Inc., 7.75% Preferred Series A	40,000	988,800
KKR & Co. LP, 6.5% Preferred Series B	31,217	832,557
Legg Mason, Inc., 5.45% Preferred	36,700	913,463
Maiden Holdings North America Ltd., 6.625% Preferred	15,000	397,050
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	263,220
Oxford Lane Capital Corp., 7.5% Preferred	54,248	1,374,536
People’s United Financial, Inc., 5.625% Preferred Series A	2,000	52,160

		5,839,886

Real Estate Investment Trusts - 1.7%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	949,120
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	736,200
American Homes 4 Rent, 6.35% Preferred Series E	30,000	785,400
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	695,286
Ashford Hospitality Trust, Inc., 7.375% Preferred Series G	20,000	482,000
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	5,000	131,625
Bluerock Residential Growth REIT, Inc., 7.625% Preferred Series C	40,000	1,024,400
Bluerock Residential Growth REIT, Inc., 7.125% Preferred Series D	37,000	922,040
City Office REIT, Inc., 6.625% Preferred Series A	15,000	373,500
Hersha Hospitality Trust, 6.5% Preferred Series D	4,000	101,160
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	252,500

National Retail Properties, Inc., 5.2% Preferred Series F	10,000	246,000
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	702,843
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	778,200
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,326,500
Resource Capital Corporation, 8.25% Preferred	30,000	683,100
Sotherly Hotels, Inc., 8% Preferred Series B	40,000	1,016,000
Wheeler Real Estate Investment Trust, Inc., 8.75% Preferred Series D	20,000	500,000

		11,705,874

Telecommunication Services - 0.1%
Qwest Corp., 6.5% Preferred	40,000	1,022,500

Utilities - 0.2%
DTE Energy Company, 6.5% Preferred	400	21,300
Entergy Arkansas, Inc., 4.875% Preferred	15,000	367,650
Entergy Louisiana LLC, 4.875% Preferred	10,000	247,000
Southern Co. (The), 5.25% Preferred	20,000	497,600

		1,133,550

TOTAL PREFERRED STOCKS		19,701,810

SECURITIZED DEBT OBLIGATIONS - 0.2%
Asset Backed Securities - 0.1%
World Financial Network Credit Card Master Trust, 1.98%, due 8/15/2023	$1,500,000	1,499,922

TOTAL SECURITIZED DEBT OBLIGATIONS		1,499,922

TOTAL INVESTMENTS - 102.8% (cost $737,230,879)		726,997,235
LIABILITIES IN EXCESS OF OTHER ASSETS - 2.8%		(19,465,145)

Net Assets - 100.0%		$707,532,090

The accompanying notes are an integral part of these financial statements.

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

October 31, 2016

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 87.9%
Basic Materials - 7.6%
Alcoa, Inc., 6.5%, due 6/15/2018	$150,000	$160,913
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$325,000	337,188
BHP Billiton Finance Ltd., 6.25%, due 10/19/2075	$600,000	651,750
Carpenter Technology Corp., 5.2%, due 7/15/2021	$200,000	207,080
FMG Resources August 2006 Pty. Ltd., 9.75%, due 3/1/2022	$100,000	116,500
INVISTA Finance LLC, 4.25%, due 10/15/19	$2,887,000	2,908,332
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$100,000	103,500
Methanex Corp. 3.25%, due 12/15/2019	$200,000	198,102
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	36,800
Vale Overseas Ltd., 5.625%, due 9/15/2019	$250,000	266,875
Vale Overseas Ltd., 4.375%, due 1/11/2022	$250,000	251,250
Westlake Chemical Corp., 4.625%, due 2/15/2021	$256,000	268,157
Westlake Chemical Corp., 4.875%, due 5/15/2023	$750,000	781,875

		6,288,322

Business Development Companies - 1.6%
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	4,600	117,898
JMP Group, Inc., 8% Senior Notes due 1/15/2023	7,300	186,698
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	171,600
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	5,802	145,224
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	170,068
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	50,920
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	103,840
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	2,500	63,300
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	126,850
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	8,000	202,960

		1,339,358

Communications - 1.4%
A T & T, Inc., 1.6%, due 2/15/2017	$350,000	350,505
Avaya, Inc., 9%, due 4/1/2019	$200,000	167,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	108,500
Crown Castle Towers LLC, 4.883%, due 8/15/2020	$200,000	217,567
Discovery Communications LLC, 4.375%, due 6/15/2021	$200,000	217,654
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	105,500

		1,166,726

Consumer Cyclical - 6.8%
Adient Global Holdings Ltd., 6.375%, due 10/15/2020	$250,000	246,525
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, due 1/15/2021	$606,000	634,406
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, due 5/20/2022	$300,000	317,250
Brinker International, Inc., 2.6%, due 5/15/2018	$250,000	251,719
British Airways 2013-1 Class A Pass Through Trust, 4.625%, due 6/20/2024	$256,880	275,183
Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 4/11/2020	$622,680	660,819
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	114,050
Gap, Inc./The, 5.95%, due 4/12/2021	$600,000	644,149
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.95%, due 1/15/2022	$155,050	155,631
International Game Technology, 7.5%, due 6/15/2019	$100,000	111,500
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$982,000	961,746
Lear Corp., 5.375%, due 3/15/2024	$500,000	536,875
Minerva Overseas Ltd., 9.5%, due 2/1/2017	$100,000	101,000
Northwest Airlines 2007-1 Class A Pass Through Trust, 7.027%, due 11/1/2019	$71,200	80,189
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	401,000
UAL 2009-1 Pass Through Trust, 10.4%, due 11/1/2016	$151,000	151,655

		5,643,697

Consumer Non-cyclical - 8.6%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	307,500
Bunge Limited Finance Corp., 3.2%, due 6/15/2017	$200,000	202,297
CHS/Community Health Systems, Inc., 5.125%, due 8/15/2018	$1,000,000	991,350
CHS/Community Health Systems, Inc., 5.125%, due 8/1/2021	$400,000	374,000
Coca-Cola Enterprises, Inc., 3.5%, due 9/15/2020	$200,000	210,774
Experian Finance PLC, 2.375%, due 6/15/2017	$200,000	201,189
Graham Holdings Corp., 7.25%, due 2/1/2019	$100,000	109,250
HCA Inc., 6.5%, due 2/15/2020	$250,000	277,500
Land O’ Lakes, Inc., 6%, due 11/15/2022	$300,000	332,250
Lender Processing Services, Inc., 5.75%, due 4/15/2023	$525,000	553,875
Louis Dreyfus Co. BV, 8.25%, due 9/29/2049	$1,050,000	1,078,744
Medco Health Solutions, Inc., 4.125%, due 9/15/2020	$100,000	107,223
MEDNAX, Inc., 5.25%, due 12/1/2023	$1,285,000	1,346,038

Smithfield Foods, Inc., 6.625%, due 8/15/2022	$850,000	899,938
Sysco Corporation, 2.6%, due 10/1/2020	$100,000	102,492
Total System Services, Inc., 2.375%, due 6/1/2018	$20,000	20,138

		7,114,558

Energy - 13.9%
ConocoPhillips Company, Floating Rate, due 5/15/2022	$400,000	394,530
Devon Energy Corporation, Variable Rate, due 12/15/2016	$100,000	99,941
Diamond Offshore Drilling, Inc., 5.875%, due 5/1/2019	$100,000	104,395
EnLink Midstream Partners LP, 7.125%, due 6/1/2022	$546,000	577,339
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$200,000	207,579
Marathon Oil Corporation, 6%, due 10/1/2017	$400,000	414,417
Midcontinent Express Pipeline LLC, 6.7%, due 9/15/2019	$500,000	525,000
NGPL PipeCo LLC, 9.625%, due 6/1/2019	$500,000	527,500
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$500,000	513,750
NuStar Logistics LP, 7.65%, due 4/15/2018	$500,000	538,750
NuStar Logistics LP, 4.8%, due 9/1/2020	$700,000	712,250
PBF Holding Company LLC, 8.25%, due 2/15/2020	$1,500,000	1,537,500
Regency Energy Partners LP, 6.5%, due 7/15/2021	$1,000,000	1,034,880
Regency Energy Partners LP, 5.5%, due 4/15/2023	$1,000,000	1,030,757
Rowan Companies, Inc., 5%, due 9/1/2017	$200,000	202,500
TransCanada Pipelines Ltd., 6.35%, due 5/15/2067	$500,000	401,250
Western Gas Partners LP, 2.6%, due 8/15/2018	$200,000	200,403
Williams Partners LP/ACMP Finance Corp., 6.125%, due 7/15/2022	$1,800,000	1,869,003
Williams Partners LP/ACMP Finance Corp., 4.875%, due 5/15/2023	$250,000	253,426
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$200,000	205,277
Williams Partners LP/Wlliams Partners Finance Corp., 7.25%, due 2/1/2017	$100,000	101,379

		11,451,826

Financial - 35.2%
AerCap Aviation Solutions BV, 6.375%, due 5/30/2017	$200,000	205,500
Air Lease Corporation, 3.375%, due 6/1/2021	$200,000	205,997
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$2,044,000	2,089,990
Alliance Data Systems Corp., 5.375%, due 8/1/2022	$423,000	409,253
Allstate Corporation, 6.125%, due 5/15/2037	$800,000	790,000
Ally Financial, Inc., 2.75%, due 1/30/2017	$100,000	100,061
Ally Financial, Inc., 4.25%, due 4/15/2021	$200,000	202,500
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$2,000,000	2,100,000
Astoria Financial Corporation, 5%, due 6/19/2017	$200,000	203,688
Athene Global Funding, 2.875%, due 10/23/2018	$1,320,000	1,325,595
Bank of America Corporation, Floating Rate, due 9/15/2026	$100,000	90,520
Care Capital Properties LP, 5.125%, due 8/15/2016	$100,000	99,351
Chubb Corp., 6.375%, due 4/15/2037	$600,000	567,000
Citigroup, Inc., Floating Rate, due 8/25/2036	$100,000	73,250
CNP Assurances, 7.5%, due 10/29/2049	$100,000	107,218
Comerica Bank, 5.75%, due 11/21/16	$298,000	298,688
Doric Nimrod Air Finance Alpha Ltd., 6.5%, due 5/30/2021	$620,530	646,007
Doric Nimrod Air Finance Alpha Ltd., 5.125%, due 11/30/2022	$655,500	685,535
E*Trade Financial Corp., 5.375%, due 11/15/2022	$209,000	223,447
Everest Reinsurance Holdings, Inc., 6.6%, due 5/15/2037	$300,000	259,125
Fairfax Financial Holdings Ltd, 5.8%, due 5/15/2021	$300,000	327,472
Fifth Third Bancorp, 5.1%, due 12/29/2049	$250,000	241,925
Finial Holdings, Inc., 7.125%, due 10/15/2023	$250,000	296,416
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	104,625
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	308,250
GFI Group, Inc., 8.375%, due 7/19/2018	$1,000,000	1,077,500
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$1,239,000	1,022,175
Goldman Sachs Group, Inc., 2%, due 4/29/2021	$100,000	98,265
Hartford Financial Services Group, Inc., 8.125%, due 6/15/2038	$244,000	267,180
Highmark, Inc., 4.75%, due 5/15/2021	$1,350,000	1,388,381
Icahn Enterprises LP, 4.875%, due 3/15/2019	$400,000	400,200
Icahn Enterprises LP, 6%, due 8/1/2020	$400,000	395,000
ILFC E-Capital Trust 1, Floating Rate, due 12/21/2065	$200,000	160,000
ING Bank NV, 4.125%, due 11/21/2023	$500,000	511,883
Jackson National Life Global Funding, 4.7%, due 6/1/2018	$100,000	104,783
Jefferies Group LLC, 5.125%, due 4/13/2018	$100,000	104,183
Jefferies Group LLC, 4.25%, due 7/21/2031	$100,000	100,062
JPMorgan Chase & Co., Floating Rate, due 3/21/2023	$100,000	95,518
JPMorgan Chase & Co., 7.9%, due 12/29/2049	$600,000	619,200
KCG Holdings, Inc., 6.875%, due 3/15/2020	$400,000	393,000
Kemper Corp., 6%, due 5/15/2017	$200,000	204,715
Lincoln National Corporation, Floating Rate, due 5/17/2066	$550,000	448,608
Medley LLC, 6.875% Senior Notes, due 8/15/2026	4,000	96,960
MetLife, Inc., 5.25%, due 12/29/2049	$250,000	255,313
Morgan Stanley, Floating Rate, due 1/25/2019	$100,000	104,625
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, due 2/15/2022	$300,000	311,625
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, due 3/1/2024	$125,000	135,313
Nationwide Mutual Insurance Co., Floating Rate, due 12/15/2024	$800,000	789,095

Neuberger Berman Group LLC, 5.875%, due 3/15/2022	$1,188,000	1,238,490
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$750,000	707,111
Progressive Corporation, 6.7%, due 6/15/2037	$1,082,000	1,071,180
Prudential Financial, Inc., 5.875%, due 9/15/2042	$500,000	548,125
QBE Capital Funding III Ltd., 7.25%, due 5/24/2041	$350,000	396,813
Reinsurance Group of America, Inc., Floating Rate, due 12/15/2065	$500,000	424,500
Royal Bank of Scotland Group PLC, 7.5%, due 12/29/2049	$200,000	184,000
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	346,882
Sirius International Group Ltd., 6.375%, due 3/20/2017	$450,000	455,891
StanCorp Financial Group, Inc., 6.9%, due 6/1/2067	$487,000	395,688
Standard Chartered PLC, 4%, due 7/12/2022	$200,000	202,384
Synovus Financial Corp., 5.75%, due 12/15/2025	$250,000	263,750
US Bancorp, 5.125%, due 12/29/2049	$100,000	105,625
Wachovia Capital Trust III, Floating Rate, due 3/29/2049	$500,000	501,250
Wells Fargo & Company, 2.1%, due 7/26/2021	$200,000	199,102
Wells Fargo & Company, 7.98%, due 3/29/2049	$500,000	521,875
XLIT Ltd., 6.5%, due 10/29/2049	$600,000	461,625

		29,069,288

Industrial - 3.0%
Acuity Brands Lighting, Inc., 6%, due 12/15/2019	$180,000	200,959
Aviation Capital Group Corp., 2.875%, due 9/17/2018	$200,000	203,754
CSX Corporation, 7.375%, due 2/1/2019	$235,000	264,774
Embraer Overseas Limited, 6.375, due 1/24/2017	$220,000	223,025
General Electric Company, 5%, due 12/29/2049	$246,000	260,920
Kennametal, Inc., 2.65%, due 11/1/2019	$200,000	200,618
L-3 Communications Corp., 5.2%, due 10/15/2019	$200,000	218,199
Spirit AeroSystems, Inc., 5.25%, due 3/15/2022	$500,000	523,581
Standard Industries, Inc., 5.125%, due 2/15/2021	$243,000	256,365
Stanley Black & Decker, Inc., 5.75%, due 12/15/2053	$100,000	106,750

		2,458,945

Real Estate Investment Trusts - 0.8%
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,150
Senior Housing Properties Trust, 3.25%, due 5/1/2019	$500,000	505,488

		634,638

Technology - 8.2%
Activision Blizzard, Inc., 6.125%, due 9/15/2023	$200,000	220,348
Broadcom Corporation, 2.7%, due 11/1/2018	$1,294,000	1,291,100
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/2019	$200,000	205,326
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$450,000	482,543
Dun & Bradstreet Corp., 3.25%, due 12/1/2017	$250,000	253,771
EMC Corporation, 1.875%, due 6/1/2018	$300,000	295,962
Hewlett Packard Enterprise Co., 2.85%, due 10/5/2018	$200,000	204,580
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	212,085
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,694
KLA-Tencor Corporation, 4.125%, due 11/1/2021	$100,000	107,029
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$300,000	307,500
Micron Technology, Inc., 7.5%, due 9/15/2023	$900,000	995,625
Seagate HDD Cayman, 3.75%, due 11/15/2018	$300,000	308,633
Seagate HDD Cayman, 4.75%, due 6/1/2023	$500,000	497,813
Western Digital Corporation, 7.375%, due 4/1/2023	$1,000,000	1,096,250
Western Digital Corporation, 10.5%, due 4/1/2024	$200,000	231,500

		6,810,759

Utilities - 0.8%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	211,655
Dominion Resources, Inc., 7.5%, due 6/30/2066	$100,000	93,250
DPL Inc., 7.25%, due 10/15/2021	$100,000	104,875
NextEra Energy Capital Holdings, Inc., 6.35%, due 10/1/2066	$200,000	172,120
WEC Energy Group, Inc., 6.25%, due 5/15/2067	$100,000	88,000

		669,900

TOTAL CORPORATE BONDS & NOTES		72,648,017

INVESTMENT COMPANIES - 5.5%
Exchange Traded Funds - 3.9%
AdvisorShares Newfleet Multi-Sector Income ETF	37,000	1,808,930
Vanguard Short-Term Corporate Bond ETF	18,000	1,445,760

		3,254,690

Money Market Funds - 1.6%
Federated Government Obligations Fund	1,314,498	1,314,498

TOTAL INVESTMENT COMPANIES		4,569,188

PREFERRED STOCKS - 0.6%
Financial - 0.1%
People’s United Financial, Inc., 5.625% Preferred Series A	1,000	26,080
State Street Corp., 5.35% Preferred Series G	1,000	26,770

		52,850

Real Estate Investment Trusts - 0.2%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	3,000	78,975
Bluerock Residential Growth REIT, Inc., 7.125% Preferred Series D	3,000	74,760

		153,735

Utilities - 0.3%
Georgia Power Company, 6.5% Preferred Series 07-A	2,400	248,625

TOTAL PREFERRED STOCKS		455,210

SECURITIZED DEBT OBLIGATIONS - 6.5%
Asset Backed Securities - 4.8%
Dell Equipment Finance Trust, 3.24%, due 7/22/2022	$300,000	302,041
Emerald Aviation Finance Ltd., 4.65%, due 10/15/2038	$609,600	626,745
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/25/2021	$100,000	99,132
Longtrain Leasing III LLC 2015-1A, 2.98%, due 1/15/2045	$409,730	405,441
Wendy’s Funding LLC 2015-1A, 3.371%, due 6/15/2045	$494,990	498,152
World Financial Network Credit Card Master Trust, 1.72%, due 8/15/2023	$1,500,000	1,500,469
World Financial Network Credit Card Master Trust, 1.98%, due 8/15/2023	$500,000	499,974

		3,931,954

Mortgage Backed Securities - 1.7%
GS Mortgage Securities Trust 2007-GG10, 5.9883%, due 8/10/2045	$326,820	331,195
ML-CFC Commercial Mortgage Trust 2007-6, 5.485%, due 3/12/2051	$200,000	201,544
Morgan Stanley Capital I Trust 2007-HQ11, 5.447%, due 2/12/2044	$210,680	210,444
Morgan Stanley Capital I Trust 2007-IQ14, 5.692%, due 4/15/2049	$655,000	659,656
Sequoia Mortgage Trust, 3%, due 7/25/2042	$34,090	34,490

		1,437,329

TOTAL SECURITIZED DEBT OBLIGATIONS		5,369,283

U. S. TREASURY NOTES & BONDS - 1.2%
U.S. Treasury Note, 1%, due 3/15/18	$500,000	501,631
U.S. Treasury Note, 1.25%, due 10/31/18	$500,000	503,643

TOTAL U.S. TREASURY NOTES & BONDS		1,005,274

TOTAL INVESTMENTS - 101.7% (cost $83,650,809)		84,046,972
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.7%		(1,388,910)

Net Assets - 100.0%		$82,658,062

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2016

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Growth Funds - 37.7%
API Growth Fund*(1)	789,033	$11,535,661

Income Funds - 43.2%
API Capital Income Fund(1)	315,585	13,207,759

Mid Cap Funds - 9.2%
Yorktown Mid Cap Fund(1)	279,470	2,805,878

Small Cap Funds - 9.2%
Yorktown Small Cap Fund(1)	268,945	2,826,614

TOTAL INVESTMENTS - 99.3% (cost $18,984,721)		30,375,912
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		205,131

Net Assets - 100.0%		$30,581,043

*	Non-income producing security
(1)	Affiliated issuer

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$38,117,195	$—	$—	$38,117,195
Investment Companies	6,641,435	—	—	6,641,435

Total	$44,758,630	$—	$—	$44,758,630

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$53,140,634	$—	$—	$53,140,634
Investment Companies	7,624,696	—	—	7,624,696

Total	$60,765,330	$—	$—	$60,765,330

Multi-Asset Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$116,065,837	$—	$—	$116,065,837
Corporate Bonds & Notes	—	275,583,006	—	275,583,006
Investment Companies	314,146,660	—	—	314,146,660
Preferred Stocks	19,701,810	—	—	19,701,810
Securitized Debt Obligations	—	1,499,922	—	1,499,922

Total	$449,914,307	$277,082,928	$—	$726,997,235

Short Term Bond Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$72,648,017	$—	$72,648,017
Investment Companies	4,569,188	—	—	4,569,188
Preferred Stocks	455,210	—	—	455,210
Securitized Debt Obligations	—	5,369,283	—	5,369,283
U.S. Treasury Notes & Bonds	—	1,005,274	—	1,005,274

Total	$5,024,398	$79,022,574	$—	$84,046,972

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$30,375,912	$—	$—	$30,375,912

At October 31, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital		Multi-Asset	Short Term	Master
	Income	Growth	Income	Bond	Allocation
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$37,893,210	$44,643,025	$737,613,675	$83,650,809	$19,338,167

Gross unrealized appreciation	$7,288,931	$16,646,555	$16,372,783	$781,915	$11,155,967
Gross unrealized depreciation	(423,511)	(524,250)	(26,989,223)	(385,752)	(118,222)

Net unrealized appreciation/(depreciation) on investments	$6,865,420	$16,122,305	($10,616,440)	$396,163	$11,037,745

Yorktown Small Cap Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 88.72%
Consumer Discretionary - 9.71%
1-800-Flowers.com, Inc., Class A *	500	$4,775
AMC Entertainment Holdings, Inc., Class A	1,990	62,585
American Eagle Outfitters, Inc.	300	5,112
American Public Education, Inc. *	240	4,836
America’s Car-Mart, Inc. *	200	8,170
Apollo Education Group, Inc. *	1,840	16,174
Ascent Capital Group, Inc., Class A *	300	6,114
Ballantyne Strong, Inc. *	600	4,080
Barnes & Noble Education, Inc. *	400	3,724
Beasley Broadcast Group, Inc., Class A	830	4,192
Beazer Homes USA, Inc. *	700	7,161
Belmond Ltd., Class A *	1,800	23,310
Big 5 Sporting Goods Corp.	1,600	24,800
Black Diamond, Inc. *	800	3,960
Blue Nile, Inc. *	200	6,986
Caesars Acquisition Co., Class A *	4,640	54,056
Caesars Entertainment Corp. *	900	6,390
Cambium Learning Group, Inc. *	900	4,662
Capella Education Co.	100	7,310
Career Education Corp. *	1,060	7,621
Cavco Industries, Inc. *	90	8,316
Century Communities, Inc. *	200	3,940
Chegg, Inc. *	700	4,655
China Automotive Systems, Inc. *	900	3,447
Citi Trends, Inc.	300	5,958
Clear Channel Outdoor Holdings, Inc., Class A *	1,150	6,613
Cooper Tire & Rubber Co.	600	22,050
Cooper-Standard Holding, Inc. *	610	55,675
Culp, Inc.	200	5,600
Dana, Inc.	900	13,932
Deckers Outdoor Corp. *	300	15,657
Del Taco Restaurants, Inc. *	600	8,046
Denny’s Corp. *	1,280	13,274
DeVry Education Group, Inc.	2,120	48,124
Dillard’s, Inc., Class A	100	6,130
Drew Industries, Inc.	830	74,326
Eldorado Resorts, Inc. *	440	5,324
Entercom Communications Corp., Class A	1,250	16,500
EVINE Live, Inc. *	1,300	2,795
Fiesta Restaurant Group, Inc. *	300	7,920
Finish Line, Inc./The, Class A	600	11,814
Flexsteel Industries, Inc.	100	4,190
Fox Factory Holding Corp. *	600	13,020
Francesca’s Holdings Corp. *	400	6,428
Gaia, Inc. *	570	4,218
Golden Entertainment, Inc. *	200	2,292
GoPro, Inc., Class A *	1,400	17,892
Group 1 Automotive, Inc.	280	16,876
Guess?, Inc.	400	5,400
Horizon Global Corp. *	300	6,012
ILG, Inc. *	700	11,466
Installed Building Products, Inc. *	280	9,254
Intrawest Resorts Holdings, Inc. *	1,600	26,256
iRobot Corp. *	100	5,070

Isle of Capri Casinos, Inc. *	800	16,800
Jack in the Box, Inc.	100	9,373
Johnson Outdoors, Inc., Class A	350	12,593
K12, Inc. *	1,400	15,176
KB Home	800	11,632
LGI Homes, Inc. *	370	11,011
Liberty Media Corp-Liberty Media, Class A *	200	5,566
Lifetime Brands, Inc.	500	7,075
Lumber Liquidators Holdings, Inc. *	300	4,653
M.D.C. Holdings, Inc.	400	9,484
M/I Homes, Inc. *	300	6,453
Malibu Boats, Inc., Class A *	300	4,401
Marcus Corp./The	400	10,600
Marine Products Corp.	1,050	9,817
MarineMax, Inc. *	600	11,970
Marriott Vacations Worldwide Corp.	300	19,074
Meredith Corp.	660	29,931
Modine Manufacturing Co. *	500	5,475
Morgans Hotel Group Co. *	1,160	2,378
Murphy USA, Inc.	690	47,458
NACCO Industries, Inc., Class A	100	7,315
Nautilus, Inc. *	460	8,096
New York & Co., Inc. *	1,800	3,960
New York Times Co./The, Class A	900	9,810
Nutrisystem, Inc.	200	6,340
Party City Holdco, Inc. *	300	4,875
Performance Sports Group Ltd. *	2,000	6,960
Perry Ellis International, Inc. *	200	3,718
PetMed Express, Inc.	740	14,704
RCI Hospitality Holdings, Inc.	230	2,670
Reading International, Inc., Class A *	830	10,948
RetailMeNot, Inc. *	400	3,620
Saga Communications, Inc., Class A	110	4,620
Salem Media Group, Inc.	300	1,635
Scientific Games Corp., Class A *	500	6,200
Sequential Brands Group, Inc. *	700	5,040
Shutterfly, Inc. *	100	4,900
Skyline Corp. *	300	3,471
Smith & Wesson Holding Corp. *	300	7,929
Sonic Automotive, Inc., Class A	600	10,740
SORL Auto Parts, Inc. *	1,600	6,544
Sotheby’s *	300	10,764
Spartan Motors, Inc.	1,400	11,970
Stage Stores, Inc.	1,000	5,090
Standard Motor Products, Inc.	810	39,609
Superior Industries International, Inc.	910	22,295
Superior Uniform Group, Inc.	400	7,116
Tailored Brands, Inc.	600	9,480
Taylor Morrison Home Corp., Class A *	1,100	18,766
Tilly’s, Inc., Class A *	1,000	9,280
Time, Inc.	1,200	15,600
TopBuild Corp. *	380	11,449
Townsquare Media, Inc., Class A *	700	5,866
Travelport Worldwide Ltd.	400	5,648
TRI Pointe Group, Inc. *	700	7,581
Tronc, Inc.	1,140	13,714
UCP, Inc., Class A *	400	3,640
Unifi, Inc. *	200	5,750
WCI Communities, Inc. *	300	6,945
Wolverine World Wide, Inc.	500	10,675
ZAGG, Inc. *	2,000	13,000
Zumiez, Inc. *	300	6,675

		1,360,416

Consumer Staples - 3.74%
Amplify Snack Brands, Inc. *	800	11,592
Avon Products, Inc.	5,200	34,060
B&G Foods, Inc.	1,000	42,400
Calavo Growers, Inc.	100	5,915
Central Garden & Pet Co., Class A *	1,100	25,674
Central Garden & Pet Co. *	1,630	39,642
Craft Brew Alliance, Inc. *	400	6,420
Darling Ingredients, Inc. *	1,660	22,576
Energizer Holdings, Inc.	100	4,651
Farmer Brothers Co. *	200	6,540
Fresh Del Monte Produce, Inc.	1,200	72,420
Ingles Markets, Inc., Class A	400	15,800
John B. Sanfilippo & Son, Inc.	100	5,068
Lancaster Colony Corp.	280	36,582
Landec Corp. *	500	6,625
Lifeway Foods, Inc. *	300	5,364
Medifast, Inc.	420	17,245
MGP Ingredients, Inc.	610	21,478
Natural Alternatives International, Inc. *	200	2,520
Nature’s Sunshine Products, Inc.	500	6,275
Nu Skin Enterprises, Inc., Class A	600	36,990
Omega Protein Corp. *	800	17,840
Primo Water Corp. *	420	5,498
SpartanNash Co.	500	14,000
SUPERVALU, Inc. *	1,300	5,577
Synutra International, Inc. *	900	3,510
United Natural Foods, Inc. *	500	20,870
Village Super Market, Inc., Class A	100	2,990
Weis Markets, Inc.	500	27,815

		523,937

Energy - 6.14%
Abraxas Petroleum Corp. *	5,120	8,294
Alon USA Energy, Inc.	1,300	10,478
Approach Resources, Inc. *	1,200	3,420
Archrock, Inc.	3,200	37,120
Aspen Aerogels, Inc. *	1,400	8,638
Callon Petroleum Co.	4,300	55,857
Clayton Williams Energy, Inc. *	950	82,944
Clean Energy Fuels Corp. *	1,510	6,206
Consol Energy, Inc. *	800	13,560
Dawson Geophysical Co. *	650	4,258
Delek US Holdings, Inc.	800	13,520
Denbury Resources, Inc. *	1,200	2,868
Dorian LPG Ltd. *	1,000	5,630
Eclipse Resources Corp. *	590	1,617
Evolution Petroleum Corp.	600	4,620
Exterran Corp. *	400	6,324
Fairmount Santrol Holdings, Inc. *	900	7,731
Forum Energy Technologies, Inc. *	1,820	32,760
GasLog Ltd.	600	9,210
Geospace Technologies Corp. *	300	5,529
Golar LNG Ltd.	1,600	35,024
Gran Tierra Energy, Inc. *	2,100	6,111
Green Plains, Inc.	700	18,200
Gulf Island Fabrication, Inc.	900	9,000
Hallador Energy Co.	1,300	11,492
Helix Energy Solutions Group, Inc. *	950	8,284
Independence Contract Drilling, Inc. *	1,600	6,368
Jones Energy, Inc., Class A *	2,000	8,200
Laredo Petroleum, Inc. *	500	5,960

Nabors Industries Ltd.	1,100	13,090
Natural Gas Services Group, Inc. *	500	10,850
Newpark Resources, Inc. *	2,300	14,490
Nordic American Tankers Ltd.	610	4,984
Oasis Petroleum, Inc. *	2,874	30,148
Pacific Ethanol, Inc. *	1,270	9,461
Parker Drilling Co. *	1,515	3,030
Patterson-UTI Energy, Inc.	1,200	26,976
Pioneer Energy Services Corp. *	3,600	12,780
REX American Resources Corp. *	300	23,697
Rice Energy, Inc. *	900	19,881
RigNet, Inc. *	500	7,500
Ring Energy, Inc. *	1,380	12,737
RSP Permian, Inc. *	1,560	56,316
Scorpio Tankers, Inc.	1,100	4,213
SemGroup Corp., Class A	650	20,962
Ship Finance International Ltd.	500	6,325
SM Energy Co.	400	13,452
Superior Energy Services, Inc. *	410	5,806
Teekay Corp.	1,600	10,448
Teekay Tankers Ltd., Class A	1,310	2,790
Tesco Corp.	700	4,795
U.S. Silica Holdings, Inc.	500	23,095
Unit Corp. *	760	13,019
Western Refining, Inc.	1,200	34,620
Westmoreland Coal Co. *	300	2,664
WPX Energy, Inc. *	4,000	43,440

		860,792

Financials - 17.67%
1st Source Corp.	190	6,566
ACNB Corp.	200	5,380
Allegiance Bancshares, Inc. *	750	19,762
American Equity Investment Life Holding Co.	1,400	25,102
American National Bankshares, Inc.	100	2,705
Ameris Bancorp	380	13,794
AMERISAFE, Inc.	380	21,128
Argo Group International Holdings Ltd.	400	22,240
Arlington Asset Investment Corp., Class A	300	4,284
Arrow Financial Corp.	133	4,203
Baldwin & Lyons, Inc., Class B	300	7,380
Banc of California, Inc.	230	3,059
Banco Latinoamericano de Comercio Exterior SA, Class E	1,390	37,488
Bancorp, Inc./The *	400	2,492
Bank of the Ozarks, Inc.	200	7,392
Bankwell Financial Group, Inc.	760	18,742
Beneficial Bancorp, Inc.	800	11,600
BNC Bancorp	751	18,700
BofI Holding, Inc. *	1,100	20,493
BOK Financial Corp.	400	28,408
Bridge Bancorp, Inc.	170	4,684
Bryn Mawr Bank Corp.	590	18,526
C&F Financial Corp.	100	4,180
Capital City Bank Group, Inc.	300	4,512
Carolina Bank Holdings, Inc. *	100	1,999
Carolina Financial Corp.	430	9,804
Cascade Bancorp *	350	2,139
CenterState Banks, Inc.	540	10,087
Central Valley Community Bancorp	950	13,604
Chemical Financial Corp.	788	33,844
CNB Financial Corp.	200	3,910
Community Bank System, Inc.	510	24,026
ConnectOne Bancorp, Inc.	400	7,340

Consumer Portfolio Services, Inc. *	900	4,032
Cowen Group, Inc., Class A *	1,900	6,175
Cullen/Frost Bankers, Inc.	500	37,995
Eagle Bancorp, Inc. *	80	3,932
Eastern Virginia Bankshares, Inc.	460	3,795
Employers Holdings, Inc.	970	30,409
Enova International, Inc. *	500	4,700
Enterprise Bancorp, Inc.	300	7,830
Enterprise Financial Services Corp.	240	7,944
EverBank Financial Corp.	1,200	23,172
EZCORP, Inc., Class A *	1,100	10,725
Farmers Capital Bank Corp.	80	2,512
Farmers National Banc Corp.	400	4,200
FCB Financial Holdings, Inc., Class A *	330	12,309
Federal Agricultural Mortgage Corp., Class C	300	12,249
Federated National Holding Co.	190	3,403
Financial Engines, Inc.	400	11,060
Financial Institutions, Inc.	170	4,565
First Bancorp	230	4,547
First BanCorp. (Puerto Rico) *	7,170	36,782
First Bancorp, Inc./The	320	7,574
First Community Bancshares, Inc.	630	14,269
First Connecticut Bancorp, Inc.	190	3,373
First Defiance Financial Corp.	400	15,792
First Financial Bancorp	740	15,910
First Financial Bankshares, Inc.	600	21,720
First Mid-Illinois Bancshares, Inc.	371	9,828
First NBC Bank Holding Co. *	300	1,620
First of Long Island Corp./The	150	4,793
First United Corp. *	300	3,510
First US Bancshares, Inc.	500	4,860
FirstCash, Inc.	500	23,600
Flushing Financial Corp.	200	4,284
FNFV Group *	1,410	16,990
Franklin Financial Network, Inc. *	360	11,736
Frontline Ltd.	900	6,453
Genworth Financial, Inc., Class A *	7,400	30,636
German American Bancorp, Inc.	200	7,786
Glacier Bancorp, Inc.	900	25,434
Great Western Bancorp, Inc.	1,910	61,578
Green Bancorp, Inc. *	500	5,175
Green Dot Corp. *	1,820	40,404
Greenhill & Co., Inc.	200	4,690
Hancock Holding Co.	1,200	40,260
HCI Group, Inc.	200	5,422
Heartland Financial USA, Inc.	200	7,490
Heritage Commerce Corp.	590	6,402
Heritage Insurance Holdings, Inc.	1,000	11,790
Hilltop Holdings, Inc. *	800	19,760
Home BancShares, Inc.	240	5,162
HomeTrust Bancshares, Inc. *	230	4,278
Huntington Bancshares, Inc.	3,405	36,093
IBERIABANK Corp.	1,000	65,650
Independence Holding Co.	400	7,020
Independent Bank Group, Inc.	100	4,830
International Bancshares Corp.	1,100	33,935
INTL FCStone, Inc. *	500	17,950
KCG Holdings, Inc., Class A *	2,960	37,770
Kemper Corp.	300	11,265
Lake Sunapee Bank Group	200	3,644
Lakeland Financial Corp.	300	11,052
LegacyTexas Financial Group, Inc.	700	23,947

LendingClub Corp. *	1,600	7,888
LendingTree, Inc. *	100	7,985
LPL Financial Holdings, Inc.	500	15,480
Macatawa Bank Corp.	1,230	10,000
Maiden Holdings Ltd.	2,100	28,665
Marlin Business Services Corp.	200	3,500
MB Financial, Inc.	890	32,387
Medley Management, Inc., Class A	500	4,425
Mercantile Bank Corp.	200	5,504
Meta Financial Group, Inc.	300	21,975
MGIC Investment Corp. *	4,700	38,352
Middleburg Financial Corp.	240	7,277
MidSouth Bancorp, Inc.	370	3,793
MutualFirst Financial, Inc.	270	7,385
National Bankshares, Inc.	80	2,780
National General Holdings Corp.	300	6,165
National Western Life Group, Inc., Class A	100	21,540
Nationstar Mortgage Holdings, Inc. *	3,640	55,000
NBT Bancorp, Inc.	520	17,529
Nelnet, Inc., Class A	400	15,672
NewStar Financial, Inc. *	400	3,892
Nicolet Bankshares, Inc. *	100	3,876
NMI Holdings, Inc., Class A *	2,400	18,360
Northrim Bancorp, Inc.	240	5,892
Ocean Shore Holding Co.	500	12,050
Ocwen Financial Corp. *	3,700	15,799
OFG Bancorp	900	9,585
Old Second Bancorp, Inc.	340	2,635
On Deck Capital, Inc. *	600	2,934
OneBeacon Insurance Group Ltd., Class A	1,200	16,488
Orrstown Financial Services, Inc.	220	4,598
Pacific Premier Bancorp, Inc. *	260	6,721
Parke Bancorp, Inc.	250	3,900
Patriot National, Inc. *	400	2,536
Peapack-Gladstone Financial Corp.	300	6,345
PennyMac Financial Services, Inc., Class A *	300	5,130
Pinnacle Financial Partners, Inc.	500	25,800
Piper Jaffray Co., Inc. *	400	22,620
Porter Bancorp, Inc. *	1,100	2,035
PRA Group, Inc. *	800	25,520
Preferred Bank	140	5,309
Primerica, Inc.	170	9,299
Prosperity Bancshares, Inc.	600	33,282
QCR Holdings, Inc.	520	16,900
Regional Management Corp. *	300	6,681
Renasant Corp.	300	10,122
Republic Bancorp, Inc., Class A	120	3,797
S&T Bancorp, Inc.	500	15,695
ServisFirst Bancshares, Inc.	260	14,076
Sierra Bancorp	400	7,144
Simmons First National Corp., Class A	300	14,805
Southern First Bancshares, Inc. *	230	6,107
Southside Bancshares, Inc.	934	30,467
State Bank Financial Corp.	500	11,025
State National Companies, Inc.	600	6,138
Sterling Bancorp	1,430	25,740
Stewart Information Services Corp.	400	17,980
Stifel Financial Corp. *	500	19,570
Stock Yards Bancorp, Inc.	255	8,696
Summit Financial Group, Inc.	290	5,733
Texas Capital Bancshares, Inc. *	700	41,510
Third Point Reinsurance Ltd. *	900	10,575

Tompkins Financial Corp.	170	13,478
TowneBank	1,203	29,834
Trico Bancshares	270	7,106
TriState Capital Holdings, Inc. *	500	8,825
Triumph Bancorp, Inc. *	400	7,440
Trupanion, Inc. *	1,020	16,514
UMB Financial Corp.	300	18,615
Union Bankshares Corp.	540	15,082
United Bancorp, Inc.	190	2,033
United Community Financial Corp.	800	5,880
Universal Insurance Holdings, Inc.	1,500	31,950
Virtus Investment Partners, Inc.	100	10,730
Walker & Dunlop, Inc. *	300	7,221
Walter Investment Management Corp. *	2,000	10,000
Waterstone Financial, Inc.	700	11,865
WesBanco, Inc.	183	6,023
Wintrust Financial Corp.	1,180	63,661
World Acceptance Corp. *	100	4,752
WSFS Financial Corp.	200	7,010
Yadkin Financial Corp.	700	19,418

		2,475,750

Health Care - 5.46%
Abeona Therapeutics, Inc. *	1,000	6,550
Accelerate Diagnostics, Inc. *	500	10,625
Achaogen, Inc. *	900	4,131
Addus HomeCare Corp. *	300	7,590
Agios Pharmaceuticals, Inc. *	200	9,568
Aimmune Therapeutics, Inc. *	400	6,512
Albany Molecular Research, Inc. *	200	3,118
Almost Family, Inc. *	70	2,748
Amedisys, Inc. *	650	28,119
AngioDynamics, Inc. *	1,320	21,041
ANI Pharmaceuticals, Inc. *	100	5,970
Antares Pharma, Inc. *	3,800	6,688
Aratana Therapeutics, Inc. *	700	5,670
Ardelyx, Inc. *	300	3,690
ARIAD Pharmaceuticals, Inc. *	300	2,616
Array BioPharma, Inc. *	1,600	9,120
Arrowhead Pharmaceuticals, Inc. *	650	3,770
Assembly Biosciences, Inc. *	1,000	14,120
BioScrip, Inc. *	2,270	6,106
BioSpecifics Technologies Corp. *	100	4,339
Bluebird Bio, Inc. *	190	9,073
Blueprint Medicines Corp. *	400	11,992
Bovie Medical Corp. *	1,700	9,367
Cara Therapeutics, Inc. *	500	3,495
Castlight Health, Inc., Class B *	1,300	5,655
Chimerix, Inc. *	700	2,835
Civitas Solutions, Inc. *	830	14,193
Coherus Biosciences, Inc. *	400	10,940
Collegium Pharmaceutical, Inc. *	500	7,485
ConforMIS, Inc. *	700	5,341
Cross Country Healthcare, Inc. *	680	7,596
CryoLife, Inc.	1,170	19,890
Cumberland Pharmaceuticals, Inc. *	600	2,850
Cutera, Inc. *	500	6,550
Cynosure, Inc., Class A *	250	10,662
Dicerna Pharmaceuticals, Inc. *	900	2,799
EndoChoice Holdings, Inc. *	500	3,975
Ensign Group, Inc./The	500	9,235
Evolent Health, Inc., Class A *	500	10,525
Exactech, Inc. *	520	12,558

Exelixis, Inc. *	2,300	24,357
Five Prime Therapeutics, Inc. *	400	19,412
Five Star Quality Care, Inc. *	2,600	7,280
Foundation Medicine, Inc. *	300	6,810
Genesis Healthcare, Inc. *	1,400	3,668
Glaukos Corp. *	200	6,680
HealthEquity, Inc. *	300	9,969
Healthways, Inc. *	1,320	32,736
Heska Corp. *	390	19,266
Ignyta, Inc. *	600	3,000
Integra LifeSciences Holdings Corp. *	620	49,296
K2M Group Holdings, Inc. *	500	8,535
Karyopharm Therapeutics, Inc. *	400	2,896
Kindred Biosciences, Inc. *	1,400	7,560
Kite Pharma, Inc. *	100	4,429
Landauer, Inc.	310	13,485
Lantheus Holdings, Inc. *	500	4,325
LHC Group, Inc. *	250	8,568
Madrigal Pharmaceuticals, Inc. *	300	4,995
Minerva Neurosciences, Inc. *	400	4,460
National Healthcare Corp.	200	12,940
PharMerica Corp. *	800	19,040
REGENXBIO, Inc. *	300	4,725
Retrophin, Inc. *	400	7,540
SciClone Pharmaceuticals, Inc. *	590	5,281
Select Medical Holdings Corp. *	1,800	23,400
Stemline Therapeutics, Inc. *	330	3,762
Supernus Pharmaceuticals, Inc.	490	9,702
Surgery Partners, Inc. *	200	3,220
Surgical Care Affiliates, Inc. *	300	12,837
Surmodics, Inc. *	440	10,956
TransEnterix, Inc. *	2,100	3,150
US Physical Therapy, Inc.	450	25,605
Vanda Pharmaceuticals, Inc. *	800	11,880
Veracyte, Inc. *	600	4,356
Versartis, Inc. *	400	4,420
VWR Corp. *	310	8,528
Wright Medical Group N.V. *	900	19,719
Zafgen, Inc. *	900	2,709

		764,604

Industrials - 12.97%
AAR Corp.	1,100	35,387
Acacia Research Corp.	1,000	5,850
Acco Brands Corp. *	2,300	25,530
Accuride Corp. *	1,500	3,675
Air Transport Services Group, Inc. *	600	7,938
Alamo Group, Inc.	300	19,476
Allied Motion Technologies, Inc.	150	2,967
Alpha Pro Tech Ltd. *	1,360	4,556
Ameresco, Inc., Class A *	600	2,880
American Woodmark Corp. *	100	7,470
Argan, Inc.	200	11,370
Arotech Corp. *	1,900	5,035
Astec Industries, Inc.	440	24,358
Astronics Corp. *	60	2,220
Astronics Corp., Class B *	400	14,808
Atlas Air Worldwide Holdings, Inc.	710	29,713
Avis Budget Group, Inc.	600	19,416
Barrett Business Services, Inc.	200	8,966
Blue Bird Corp. *	300	4,425
BMC Stock Holdings, Inc. *	1,660	27,473
Broadwind Energy, Inc. *	1,490	6,482

CAI International, Inc. *	600	4,566
Casella Waste Systems, Inc., Class A *	1,520	17,024
CECO Environmental Corp.	3,170	31,383
Celadon Group, Inc.	700	4,550
Chart Industries, Inc. *	300	8,322
CIRCOR International, Inc.	450	24,201
Colfax Corp. *	200	6,358
Commercial Vehicle Group, Inc. *	1,700	7,718
Copa Holdings SA, Class A	300	27,669
CRA International, Inc. *	320	9,965
Curtiss-Wright Corp.	550	49,291
DigitalGlobe, Inc. *	2,140	53,714
Douglas Dynamics, Inc.	200	6,420
Ducommun, Inc. *	270	5,141
DXP Enterprises, Inc. *	200	4,358
Dycom Industries, Inc. *	100	7,693
Dynamic Materials Corp.	610	6,619
Energous Corp. *	300	4,089
EnerSys	200	13,026
Engility Holdings, Inc. *	800	22,984
Esterline Technologies Corp. *	400	29,380
ExOne Co./The *	300	3,579
FreightCar America, Inc.	300	3,918
FTI Consulting, Inc. *	860	33,506
General Cable Corp.	1,650	23,100
Gibraltar Industries, Inc. *	1,490	57,961
Global Brass & Copper Holdings, Inc.	630	18,081
Goldfield Corp./The *	930	2,558
Graham Corp.	100	1,785
Granite Construction, Inc.	200	9,832
Greenbrier Companies, Inc./The	600	18,900
Harsco Corp.	1,000	9,750
HC2 Holdings, Inc. *	1,500	5,970
Heidrick & Struggles International, Inc.	400	7,400
Heritage-Crystal Clean, Inc. *	200	2,620
Hill International, Inc. *	1,920	7,392
Hudson Technologies, Inc. *	600	3,660
Hyster-Yale Materials Handling, Inc., Class A	300	17,463
ICF International, Inc. *	330	15,312
Insperity, Inc.	180	13,536
Insteel Industries, Inc.	200	5,380
Joy Global, Inc.	800	22,264
KBR, Inc.	900	13,329
Kennametal, Inc.	800	22,648
KEYW Holding Corp./The *	2,880	30,211
KLX, Inc. *	500	17,210
Layne Christensen Co. *	440	3,771
Lydall, Inc. *	610	28,517
Manitowoc Co., Inc.	960	3,878
MasTec, Inc. *	2,660	75,943
Matson, Inc.	300	11,982
McGrath RentCorp	860	25,886
Mercury Systems, Inc. *	600	16,668
Meritor, Inc. *	1,200	12,336
MRC Global, Inc. *	1,600	23,584
MSA Safety, Inc.	100	5,830
Multi-Color Corp.	600	38,955
Navigant Consulting, Inc. *	700	16,380
Navios Maritime Holdings, Inc. *	3,400	3,604
Navistar International Corp. *	700	15,610
Neff Corp., Class A *	430	3,892
NL Industries, Inc. *	1,000	3,200

NN, Inc.	200	3,530
NOW, Inc. *	1,200	25,872
Orion Group Holdings, Inc. *	700	5,656
P.A.M. Transportation Services, Inc. *	200	3,940
Patrick Industries, Inc. *	200	11,470
Performant Financial Corp. *	1,500	4,485
Powell Industries, Inc.	410	14,510
Primoris Services Corp.	700	14,021
Quad Graphics, Inc.	1,620	38,491
Raven Industries, Inc.	900	19,305
RCM Technologies, Inc.	600	4,248
Rush Enterprises, Inc., Class A *	760	19,950
Saia, Inc. *	200	7,130
Scorpio Bulkers, Inc. *	1,800	7,020
SIFCO Industries, Inc. *	300	3,090
SkyWest, Inc.	1,850	55,777
SPX Corp. *	300	5,703
SPX FLOW, Inc. *	490	12,294
Sterling Construction Co., Inc. *	900	6,552
Sunrun, Inc. *	1,400	7,294
Supreme Industries, Inc., Class A	600	7,314
Swift Transportation Co. *	300	6,714
Team, Inc. *	100	3,075
Thermon Group Holdings, Inc. *	400	7,332
Titan International, Inc.	1,200	12,228
TRC Companies, Inc. *	500	4,075
TriMas Corp. *	500	8,975
TriNet Group, Inc. *	1,720	32,284
Tutor Perini Corp. *	840	16,002
Univar, Inc. *	830	18,467
Veritiv Corp. *	100	5,395
Virco Manufacturing Corp. *	2,530	10,752
Volt Information Sciences, Inc. *	600	3,930
WageWorks, Inc. *	1,050	61,897
Watts Water Technologies, Inc., Class A	300	18,000
WESCO International, Inc. *	300	16,260
Willdan Group, Inc. *	300	4,818
Willis Lease Finance Corp. *	300	7,983
XPO Logistics, Inc. *	700	23,051
YRC Worldwide, Inc. *	700	6,216

		1,816,973

Information Technology - 12.85%
3D Systems Corp.	1,600	22,192
A10 Networks, Inc. *	600	4,596
Actua Corp. *	600	6,990
Acxiom Corp. *	500	11,780
Advanced Energy Industries, Inc. *	800	38,160
Advanced Micro Devices, Inc. *	10,700	77,361
Alpha & Omega SemiConductor Ltd. *	1,490	31,484
Ambarella, Inc. *	200	12,274
Amber Road, Inc. *	500	4,765
Amkor Technology, Inc. *	2,600	24,102
Applied Optoelectronics, Inc. *	500	9,615
Avid Technology, Inc. *	300	1,971
Aware, Inc. *	820	4,285
Axcelis Technologies, Inc. *	1,000	13,650
AXT, Inc. *	2,960	15,244
Bankrate, Inc. *	800	6,240
Barracuda Networks, Inc. *	800	18,656
Bazaarvoice, Inc. *	1,200	5,880
Bel Fuse, Inc., Class B	280	6,678
Black Box Corp.	300	3,450

Blucora, Inc. *	1,880	25,004
Box, Inc. *	400	5,768
Brightcove, Inc. *	800	8,920
Cabot Microelectronics Corp.	200	11,052
Carbonite, Inc. *	600	10,230
Cass Information Systems, Inc.	100	5,386
Cavium, Inc. *	166	9,371
CEVA, Inc. *	440	13,222
Cirrus Logic, Inc. *	800	43,184
Control4 Corp. *	800	9,032
CTS Corp.	680	12,376
CUI Global, Inc. *	1,100	5,214
CyberOptics Corp. *	200	4,830
Daktronics, Inc.	600	5,010
Datalink Corp. *	400	3,792
Datawatch Corp. *	600	4,560
Diebold, Inc.	400	8,720
Digi International, Inc. *	870	7,961
Diodes, Inc. *	300	6,213
DTS, Inc.	300	12,705
Eastman Kodak Co. *	300	4,470
Ebix, Inc.	640	35,840
EMCORE Corp. *	500	3,275
Entegris, Inc. *	700	11,130
Everi Holdings, Inc. *	1,800	3,618
EVERTEC, Inc.	600	9,090
Everyday Health, Inc. *	1,110	11,655
Exar Corp. *	500	4,510
Fabrinet *	1,310	49,728
Finisar Corp. *	1,500	41,070
Fitbit, Inc., Class A *	400	5,304
Fleetmatics Group Ltd. *	200	11,980
Gigamon, Inc. *	100	5,530
GigPeak, Inc. *	2,800	6,636
Gogo, Inc. *	1,400	14,154
GrubHub, Inc. *	100	3,811
GSI Technology, Inc. *	1,000	5,280
Hackett Group, Inc.	400	6,448
Harmonic, Inc. *	2,100	10,710
II-VI, Inc. *	600	16,680
Immersion Corp. *	500	4,080
Infoblox, Inc. *	600	15,900
Inphi Corp. *	200	7,420
Insight Enterprises, Inc. *	500	14,395
InteraLinks Holdings, Inc. *	700	6,419
InterDigital, Inc.	200	14,130
Intersil Corp., Class A	1,500	33,120
Iteris, Inc. *	1,600	5,456
Itron, Inc. *	300	16,170
Ixia *	600	7,170
Kimball Electronics, Inc. *	500	6,950
Kulicke & Soffa Industries, Inc. *	800	10,592
Lexmark International, Inc., Class A	530	21,036
Limelight Networks, Inc. *	2,200	3,916
Liquidity Services, Inc. *	1,930	17,080
Magnachip Semiconductor Corp. *	1,000	6,200
ManTech International Corp., Class A	860	33,394
MaxLinear, Inc., Class A *	1,030	19,271
MeetMe, Inc. *	1,830	8,949
Mentor Graphics Corp.	500	14,450
Methode Electronics, Inc.	100	3,120
Mitek Systems, Inc. *	800	5,400

MKS Instruments, Inc.	1,200	60,540
ModusLink Global Solutions, Inc. *	2,100	2,856
Monster Worldwide, Inc. *	1,700	5,797
Nanometrics, Inc. *	580	12,116
NeoPhotonics Corp. *	1,000	14,000
Net 1 UEPS Technologies, Inc. *	1,400	14,378
NETGEAR, Inc. *	460	23,230
NetScout Systems, Inc. *	1,100	30,195
NeuStar, Inc., Class A *	400	8,980
Novatel Wireless, Inc. *	1,300	3,406
Oclaro, Inc. *	2,300	16,813
OSI Systems, Inc. *	200	14,026
PCM, Inc. *	590	12,508
Perceptron, Inc. *	400	2,474
Photronics, Inc. *	3,400	32,980
Pixelworks, Inc. *	1,300	3,640
Plantronics, Inc.	300	15,513
PROS Holdings, Inc. *	500	10,960
QAD, Inc.	200	4,810
Rackspace Hosting, Inc. *	400	12,776
Rapid7, Inc. *	300	4,299
Rogers Corp. *	540	29,392
Sanmina Corp. *	2,460	68,019
Science Applications International Corp.	100	6,891
ServiceSource International, Inc. *	800	3,800
Sigma Designs, Inc. *	500	3,650
Silver Spring Networks, Inc. *	900	12,654
Sonus Networks, Inc. *	760	4,400
Stamps.com, Inc. *	100	9,755
StarTek, Inc. *	530	3,551
Synchronoss Technologies, Inc. *	480	17,621
SYNNEX Corp.	500	51,270
Tangoe, Inc. *	400	3,432
Tech Data Corp. *	500	38,510
Tessera Technologies, Inc.	200	7,420
TiVo Corp. *	800	15,880
Travelzoo, Inc. *	300	3,060
TTM Technologies, Inc. *	1,400	18,410
Ubiquiti Networks, Inc. *	1,150	60,294
Ultra Clean Holdings, Inc. *	500	4,250
Unisys Corp. *	400	4,180
USA Technologies, Inc. *	1,100	4,950
Varonis Systems, Inc. *	400	11,420
Veeco Instruments, Inc. *	800	17,360
Vishay Precision Group, Inc. *	400	6,280
Workiva, Inc. *	400	6,620
Zebra Technologies Corp., Class A *	200	13,168

		1,799,994

Materials - 4.88%
A Schulman, Inc.	700	20,125
AK Steel Holding Corp. *	1,200	6,240
Allegheny Technologies, Inc.	1,400	19,096
American Vanguard Corp.	300	4,560
Boise Cascade Co. *	200	3,850
Calgon Carbon Corp.	900	14,220
Carpenter Technology Corp.	500	15,805
Century Aluminum Co. *	1,900	13,889
Chemours Co./The	2,540	41,732
Chemtura Corp. *	400	13,120
Clearwater Paper Corp. *	110	5,841
Cliffs Natural Resources, Inc. *	1,800	9,936
Coeur Mining, Inc. *	1,610	18,000

Core Molding Technologies, Inc. *	710	12,368
Eagle Materials, Inc.	170	13,765
Ferroglobe PLC	500	4,625
Flotek Industries, Inc. *	500	5,890
FormFactor, Inc. *	1,400	12,565
FutureFuel Corp.	500	5,480
Greif, Inc., Class A	1,040	48,734
Gulf Resources, Inc. *	2,500	5,400
Hecla Mining Co.	8,970	53,730
Huntsman Corp.	700	11,865
Innophos Holdings, Inc.	290	13,294
KapStone Paper and Packaging Corp.	1,610	29,205
KMG Chemicals, Inc.	100	2,714
Koppers Holdings, Inc. *	460	15,065
Kraton Performance Polymers, Inc. *	470	12,046
Kronos Worldwide, Inc.	3,200	24,608
Materion Corp.	300	9,090
Minerals Technologies, Inc.	680	45,696
Olin Corp.	1,680	36,842
Omnova Solutions, Inc. *	500	3,800
Owens-Illinois, Inc. *	300	5,790
PolyOne Corp.	170	4,969
Ryerson Holding Corp. *	540	5,535
Schnitzer Steel Industries, Inc., Class A	500	12,075
Schweitzer-Mauduit International, Inc.	200	7,382
Stepan Co.	450	31,963
Stillwater Mining Co. *	800	10,656
SunCoke Energy, Inc.	1,200	12,252
Synalloy Corp.	400	4,120
Tredegar Corp.	300	5,550
Tronox Ltd.	1,100	8,910
UFP Technologies, Inc. *	100	2,670
United States Steel Corp.	300	5,802
Valhi, Inc.	3,800	7,448
Worthington Industries, Inc.	100	4,700

		683,018

Real Estate - 0.31%
AV Homes, Inc. *	500	7,975
Kennedy-Wilson Holdings, Inc.	400	8,240
Maui Land & Pineapple Co., Inc. *	500	3,375
RE/MAX Holdings, Inc., Class A	420	18,249
Stratus Properties, Inc. *	200	4,840

		42,679

Real Estate Investment Trusts - 9.52%
AG Mortgage Investment Trust, Inc.	400	6,212
Agree Realty Corp.	840	40,614
American Assets Trust, Inc.	1,120	44,475
Ashford Hospitality Prime, Inc.	1,000	12,960
Ashford Hospitality Trust, Inc.	1,200	6,972
Bluerock Residential Growth REIT, Inc.	1,240	15,376
CBL & Associates Properties, Inc.	1,800	19,260
Cherry Hill Mortgage Investment Corp.	400	6,464
Chimera Investment Corp.	4,050	63,463
Colony Starwood Homes	200	5,802
CorEnergy Infrastructure Trust, Inc.	490	13,269
Cousins Properties, Inc.	4,009	31,150
CyrusOne, Inc.	530	23,643
DiamondRock Hospitality Co.	3,000	27,450
EastGroup Properties, Inc.	200	13,582
Empire State Realty Trust, Inc., Class A	2,440	47,751
FelCor Lodging Trust, Inc.	300	1,917

First Industrial Realty Trust, Inc.	900	23,769
Franklin Street Properties Corp.	3,610	41,768
Gladstone Commercial Corp.	200	3,570
Government Properties Income Trust	1,460	27,944
Great Ajax Corp.	350	4,851
Healthcare Realty Trust, Inc.	500	15,945
Independence Realty Trust, Inc.	1,690	14,078
Invesco Mortgage Capital, Inc.	1,720	25,680
Lexington Realty Trust	6,500	65,910
Mack-Cali Realty Corp.	1,470	37,750
Medical Properties Trust, Inc.	3,510	48,929
National Health Investors, Inc.	850	64,396
National Storage Affiliates Trust	300	5,874
New Residential Investment Corp.	4,550	63,518
New Senior Investment Group, Inc.	3,010	31,364
New York Mortgage Trust, Inc.	4,260	25,177
Newcastle Investment Corp.	1,160	5,104
NexPoint Residential Trust, Inc.	400	7,456
NorthStar Realty Finance Corp.	1,740	25,265
Parkway, Inc. *	501	9,028
PennyMac Mortgage Investment Trust	2,440	37,137
Preferred Apartment Communities, Inc., Class A	810	10,546
Resource Capital Corp.	1,120	13,877
Rexford Industrial Realty, Inc.	1,580	33,275
Sabra Health Care REIT, Inc.	2,320	54,056
Select Income REIT	2,440	60,366
Seritage Growth Properties	200	9,110
Silver Bay Realty Trust Corp.	400	6,700
STAG Industrial, Inc.	2,610	60,213
Summit Hotel Properties, Inc.	3,130	40,659
Tanger Factory Outlet Centers, Inc.	1,000	34,800
UMH Properties, Inc.	600	7,272
Urstadt Biddle Properties, Inc., Class A	200	4,300
Washington Prime Group, Inc.	2,000	20,980
Whitestone REIT	990	13,167

		1,334,194

Telecommunication Services - 0.29%
Boingo Wireless, Inc. *	400	3,888
Cincinnati Bell, Inc. *	340	6,681
Consolidated Communications Holdings, Inc.	80	1,914
IDT Corp.	200	3,578
Vonage Holdings Corp. *	2,500	17,150
Windstream Holdings, Inc.	980	7,693

		40,904

Utilities - 5.18%
ALLETE, Inc.	780	47,806
Artesian Resources Corp., Class A	240	6,773
Atlantica Yield PLC	600	10,788
Avista Corp.	1,087	45,002
Black Hills Corp.	500	30,925
Cadiz, Inc. *	600	4,440
California Water Service Group	1,305	40,455
Connecticut Water Service, Inc.	292	15,204
Consolidated Water Co., Ltd.	197	2,206
Delta Natural Gas Co., Inc.	80	1,884
Dynegy, Inc. *	840	8,946
El Paso Electric Co.	682	31,508
Empire District Electric Co.	600	20,538
Hawaiian Electric Industries, Inc.	127	3,747
IDACORP, Inc.	707	55,422
MGE Energy, Inc.	862	50,384
Middlesex Water Co.	427	15,415

Northwest Natural Gas Co.	785	46,158
NRG Yield, Inc., Class C	1,100	16,940
ONE Gas, Inc.	600	36,768
Ormat Technologies, Inc.	235	11,334
Otter Tail Corp.	1,380	49,611
Pattern Energy Group, Inc.	200	4,470
Portland General Electric Co.	1,072	46,782
Pure Cycle Corp. *	1,200	6,300
South Jersey Industries, Inc.	800	23,720
Southwest Gas Corp.	660	47,824
Talen Energy Corp. *	1,120	15,602
TerraForm Global, Inc., Class A	3,400	12,750
TerraForm Power, Inc., Class A	1,300	16,133

		725,835

Total Common Stocks		12,429,096

INVESTMENT COMPANIES - 10.35%
Exchange-Traded Funds - 1.23%
SPDR S&P Metals & Mining ETF	1,000	25,470
SPDR S&P Oil & Gas Equipment & Services ETF	4,300	75,938
SPDR S&P Oil & Gas Exploration & Production ETF	2,000	70,700

Total Exchange-Traded Funds		172,108

Money Market Funds - 9.12%
Federated Treasury Obligations Fund, Institutional Class	1,277,748	1,277,748

Total Investment Companies		1,449,856

Total Investments – 99.07% (Cost $13,324,888)		13,878,952

Other Assets in Excess of Liabilities – 0.93%		129,967

NET ASSETS – 100.00%		$14,008,919

*	Non-income producing security.

Yorktown Mid Cap Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 98.24%
Consumer Discretionary - 12.88%
BorgWarner, Inc.	2,650	$94,976
Brunswick Corp.	382	16,617
D.R. Horton, Inc.	2,298	66,251
Darden Restaurants, Inc.	1,226	79,433
Dick’s Sporting Goods, Inc.	987	54,927
Dollar General Corp.	1,327	91,682
Hanesbrands, Inc.	6,117	157,207
L Brands, Inc.	1,277	92,187
Leggett & Platt, Inc.	1,502	68,912
Michaels Cos., Inc./The *	2,841	66,053
Newell Brands, Inc.	5,230	251,145
O’Reilly Automotive, Inc. *	340	89,910
Ross Stores, Inc.	2,647	165,543
Sally Beauty Holdings, Inc. *	2,302	59,714
Six Flags Entertainment Corp.	1,935	107,683
Tractor Supply Co.	1,788	111,982
Vail Resorts, Inc.	504	80,358
VF Corp.	1,287	69,768

		1,724,348

Consumer Staples - 4.73%
ConAgra Foods, Inc.	1,988	95,782
Herbalife Ltd. *	788	47,816
Ingredion, Inc.	883	115,823
Kroger Co.	2,894	89,656
Mead Johnson Nutrition Co.	1,700	127,109
Tyson Foods, Inc., Class A	2,218	157,145

		633,331

Energy - 6.07%
Baker Hughes, Inc.	1,890	104,706
Cimarex Energy Co.	666	86,001
Concho Resources, Inc. *	424	53,823
Gulfport Energy Corp. *	3,045	73,415
Hess Corp.	1,690	81,069
Noble Energy, Inc.	2,867	98,825
Patterson-UTI Energy, Inc.	3,081	69,261
Pioneer Natural Resources Co.	638	114,215
Range Resources Corp.	1,789	60,450
Rice Energy, Inc. *	2,441	53,922
Whiting Petroleum Corp. *	2,134	17,584

		813,271

Financials - 14.57%
Affiliated Managers Group, Inc. *	396	52,533
Allied World Assurance Co. Holdings AG	2,134	91,719
Ameriprise Financial, Inc.	607	53,653
Arch Capital Group Ltd. *	1,202	93,720
Assured Guaranty Ltd.	2,411	72,065
E*TRADE Financial Corp. *	3,016	84,931
East West Bancorp, Inc.	2,720	107,467
FNF Group *	2,096	75,267
Hanover Insurance Group, Inc.	1,149	87,542
Hartford Financial Services Group, Inc./The	2,324	102,512
Intercontinental Exchange, Inc.	350	94,636
Jones Lang LaSalle, Inc.	694	67,214
Nasdaq, Inc.	1,132	72,414
Northern Trust Corp.	1,598	115,727

PacWest BanCorp	2,239	97,150
Principal Financial Group, Inc.	1,796	98,062
Signature Bank *	1,605	193,499
SunTrust Banks, Inc.	1,824	82,499
SVB Financial Group *	604	73,851
Willis Towers Watson PLC	1,196	150,576
Zions Bancorp	2,592	83,488

		1,950,525

Health Care - 11.72%
ABIOMED, Inc. *	213	22,363
Align Technology, Inc. *	653	56,106
BioMarin Pharmaceutical, Inc. *	1,137	91,551
Centene Corp. *	2,253	140,767
Cerner Corp. *	2,729	159,865
Cigna Corp.	453	53,830
Dentsply Sirona, Inc.	1,137	65,457
HealthSouth Corp.	1,512	60,707
Hologic, Inc.	2,296	82,679
IDEXX Laboratories, Inc. *	546	58,498
MEDNAX, Inc. *	4,259	260,864
Mettler-Toledo International, Inc. *	523	211,334
Perrigo Co. PLC	647	53,824
Veeva Systems, Inc. *	777	30,186
Zimmer Biomet Holdings, Inc.	921	97,073
Zoetis, Inc.	2,594	123,993

		1,569,097

Industrials - 12.09%
Carlisle Companies, Inc.	809	84,824
Copart, Inc. *	2,236	117,323
Dun & Bradstreet Corp./The	482	60,178
Equifax, Inc.	462	57,274
Fortune Brands Home & Security, Inc.	1,196	65,337
Hubbell, Inc.	698	72,955
Ingersoll-Rand PLC	1,458	98,109
Kansas City Southern	970	85,127
KAR Auction Services, Inc.	1,807	76,942
Middleby Corp./The *	776	86,997
Old Dominion Freight Line, Inc. *	2,477	184,982
Snap-on, Inc.	492	75,817
Toro Co./The	1,528	73,161
TransDigm Group, Inc.	410	111,709
Valmont Industries, Inc.	464	59,369
Verisk Analytics, Inc. *	2,061	168,075
Wabtec Corp.	1,823	140,936

		1,619,115

Information Technology - 15.44%
Akamai Technologies, Inc. *	4,315	299,763
Belden, Inc.	1,417	91,836
Booz Allen Hamilton Holding Corp.	3,423	104,299
Cadence Design Systems, Inc. *	4,601	117,694
Check Point Software Technologies Ltd. *	1,331	112,549
CommScope Holding Co., Inc. *	2,358	72,037
CoStar Group, Inc. *	777	145,392
CSRA, Inc.	3,917	98,278
Genpact Ltd. *	6,524	149,987
Guidewire Software, Inc. *	1,912	109,844
IPG Photonics Corp. *	541	52,482
Juniper Networks, Inc.	2,400	63,216
MAXIMUS, Inc.	1,879	97,821
NXP Semiconductors NV *	1,049	104,900
Red Hat, Inc. *	2,267	175,579
TE Connectivity Ltd.	1,409	88,584
Vantiv, Inc., Class A *	3,151	183,892

		2,068,153

Materials - 5.94%
Axalta Coating Systems Ltd. *	2,647	66,493
Ball Corp.	2,097	161,616
Carpenter Technology Corp.	2,805	88,666
Eastman Chemical Co.	1,637	117,717
FMC Corp.	2,056	96,406
Steel Dynamics, Inc.	5,027	138,041
Vulcan Materials Co.	1,118	126,558

		795,497

Real Estate Investment Trusts - 7.83%
American Campus Communities, Inc.	2,411	125,637
Boston Properties, Inc.	547	65,903
DDR Corp.	4,471	68,362
Douglas Emmett, Inc.	1,534	55,991
Equity Commonwealth	1,834	55,405
Equity Residential	1,146	70,765
Essex Property Trust, Inc.	481	102,977
General Growth Properties, Inc.	3,656	91,217
National Retail Properties, Inc.	1,739	79,333
Pebblebrook Hotel Trust	1,249	30,326
Prologis, Inc.	1,685	87,890
SL Green Realty Corp.	532	52,253
Taubman Centers, Inc.	975	70,648
Ventas, Inc.	1,349	91,395

		1,048,102

Telecommunication Services - 1.28%
SBA Communications Corp., Class A *	1,512	171,279
Utilities - 5.69%
American Water Works Co., Inc.	1,377	101,953
Atmos Energy Corp.	1,310	97,451
CMS Energy Corp.	2,364	99,643
Eversource Energy	2,080	114,525
Pinnacle West Capital Corp.	1,322	100,644
WEC Energy Group, Inc.	2,085	124,516
Xcel Energy, Inc.	2,977	123,694

		762,426

Total Common Stocks		13,155,144

INVESTMENT COMPANIES - 1.86%
Money Market Funds - 1.86%
Federated Government Obligations Fund, Institutional Class	249,398	249,398

Total Investment Companies		249,398

Total Investments – 100.10% (Cost $13,405,251)		13,404,542

Liabilities in Excess of Other Assets – (0.10)%		(13,770)

NET ASSETS – 100.00%		$13,390,772

*	Non-income producing security.

Investment Valuation

The Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ assets carried at fair value.

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$12,429,096	$—	$—	$12,429,096
Investment Companies	1,449,856	—	—	1,449,856

Total	$13,878,952	$—	$—	$13,878,952

Yorktown Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,155,144	$—	$—	$13,155,144
Investment Companies	249,398	—	—	249,398

Total	$13,404,542	$—	$—	$13,404,542

At October 31, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Cost of investments	$13,324,888	$13,405,251

Gross unrealized appreciation	$996,189	$491,270
Gross unrealized depreciation	(442,125)	(491,979)

Net unrealized appreciation/(depreciation) on investments	$554,064	$(709)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: December 19, 2016

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: December 19, 2016